                                                    Prospectus dated May 1, 2009

                                (JOHN HANCOCK LOGO)

                     Independence Preferred Variable Annuity
                       Independence 2000 Variable Annuity
                          Independence Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in the flexible Purchase Payment deferred combination fixed and variable annuity Contracts listed below that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") or JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO"). These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract. In this Prospectus, "we," "us," "our," or "the Company" refers to the applicable issuer of the Contract. You, the Contract Owner, should refer to the first page of your Contract to determine which Contact you purchased.

This Prospectus describes the variable portion of the Contracts to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of the applicable Sub-Accounts of one of the following Separate Accounts, depending on which Contract you purchased:

        CONTRACT          JOHN HANCOCK                  JOHN HANCOCK                 JOHN HANCOCK
         ISSUER    VARIABLE ANNUITY ACCOUNT U    VARIABLE ANNUITY ACCOUNT I   VARIABLE ANNUITY ACCOUNT V
         JHLICO           Independence             Independence Preferred          Independence 2000
         JHVLICO                                   Independence Preferred          Independence 2000

We refer to John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account V or John Hancock Variable Annuity Account I singly as a "Separate Account" and collectively as the "Separate Accounts." Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.

JOHN HANCOCK TRUST                   JOHN HANCOCK TRUST
500 Index Trust B                    Mid Value Trust
Active Bond Trust                    Money Market Trust B
Blue Chip Growth Trust               Optimized All Cap Trust
Capital Appreciation Trust           Overseas Equity Trust
Equity-Income Trust                  Real Estate Securities Trust
Global Bond Trust                    Short-Term Bond Trust
High Yield Trust                     Small Cap Growth Trust
International Equity Index Trust B   Small Cap Value Trust
Lifestyle Balanced Trust             Total Bond Market Trust B
(formerly, "Managed Trust")
Mid Cap Stock Trust

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      JOHN HANCOCK LIFE INSURANCE COMPANY                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
 ANNUITIES SERVICE CENTER        MAILING ADDRESS        ANNUITIES SERVICE CENTER         MAILING ADDRESS
   164 Corporate Drive         Post Office Box 9505        164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505   Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
      (800) 824-0335           www.jhannuities.com           (800) 824-0335            www.jhannuities.com

                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS ........................................................    1
II. OVERVIEW ........................................................................    3
III. FEE TABLES .....................................................................    5
   EXAMPLES .........................................................................    6
IV. BASIC INFORMATION ...............................................................    9
   WHAT IS THE CONTRACT? ............................................................    9
   WHO ISSUED MY CONTRACT? ..........................................................    9
   WHO OWNS THE CONTRACT? ...........................................................    9
   IS THE OWNER ALSO THE ANNUITANT? .................................................    9
   HOW CAN I INVEST MONEY IN A CONTRACT? ............................................    9
     Purchase Payments ..............................................................    9
     Initial Purchase Payment .......................................................    9
     Issue Date and Contract Year ...................................................    9
     Limits on Additional Purchase Payments .........................................   10
     Ways to Make Additional Purchase Payments ......................................   10
     Additional Purchase Payments by Wire ...........................................   10
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME? ............   10
   WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE? ...................................   11
   TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?...   11
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ..............................   11
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS? ...............................   12
     Allocation of Purchase Payments ................................................   12
     Procedure for Transferring Your Assets .........................................   12
     Transfers Among Investment Options .............................................   12
     Telephone and Electronic Transactions ..........................................   13
     Dollar-Cost Averaging Program ..................................................   14
     Special Transfer Services - Asset Rebalancing Program ..........................   14
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? .........................   15
     Asset-Based Charges ............................................................   15
     Annual Contract Fee ............................................................   15
     Premium Taxes ..................................................................   15
     Withdrawal Charge ..............................................................   16
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? .......................................   17
     Surrenders and Partial Withdrawals .............................................   17
     Signature Guarantee Requirements for Surrenders and Partial Withdrawals ........   18
     Nursing Home Waiver of Withdrawal Charge Rider .................................   18
     Systematic Withdrawal Plan .....................................................   18
     Telephone Withdrawals ..........................................................   18
   WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE? ...........   18
     Guaranteed Minimum Death Benefit ...............................................   18
   CAN I RETURN MY CONTRACT? ........................................................   20
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS ...........   21
   THE COMPANIES ....................................................................   21
   THE SEPARATE ACCOUNTS ............................................................   21
   THE PORTFOLIOS ...................................................................   22
VI. INFORMATION ABOUT THE FIXED INVESTMENT OPTION ...................................   26
VII. THE ACCUMULATION PERIOD ........................................................   27
   YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS ....................................   27
   VALUATION OF ACCUMULATION UNITS ..................................................   27
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ..................................   27
   YOUR VALUE IN THE FIXED INVESTMENT OPTION ........................................   27
VIII. THE ANNUITY PERIOD ............................................................   28
   MATURITY DATE ....................................................................   28
   CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS ......................................   28
   SELECTING AN ANNUITY OPTION ......................................................   28
   VARIABLE MONTHLY ANNUITY PAYMENTS ................................................   28
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ..................................   29
   ASSUMED INVESTMENT RATE ..........................................................   29
   FIXED MONTHLY ANNUITY PAYMENTS ...................................................   29
   ANNUITY OPTIONS ..................................................................   29
IX. FEDERAL TAX MATTERS .............................................................   31
   INTRODUCTION .....................................................................   31
   OUR TAX STATUS ...................................................................   31
   CHARITABLE REMAINDER TRUSTS ......................................................   31
   NONQUALIFIED CONTRACTS ...........................................................   31
     Undistributed Gains ............................................................   31
     Taxation of Annuity Payments ...................................................   31
     Surrenders, Withdrawals and Death Benefits .....................................   32
     Taxation of Death Benefit Proceeds .............................................   32
     Penalty Tax on Premature Distributions .........................................   33
     Exchanges of Annuity Contracts .................................................   33
     Puerto Rico Nonqualified Contracts .............................................   33
     Diversification Requirements ...................................................   33
   QUALIFIED CONTRACTS ..............................................................   34
     Penalty Tax on Premature Distributions .........................................   36
     Rollovers and Transfers ........................................................   36
     Withholding on Rollover Distributions ..........................................   37
     Section 403(b) Qualified Plans .................................................   37
     Loans ..........................................................................   38
     Puerto Rico Contracts Issued to Fund Retirement Plans ..........................   38
   SEE YOUR OWN TAX ADVISER .........................................................   38
X. OTHER INFORMATION ................................................................   39
   ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY .......................................   39
   WHO SHOULD HAVE PURCHASED A CONTRACT? ............................................   39
   BENEFICIARY ......................................................................   40
   SPOUSE ...........................................................................   40
   PERFORMANCE INFORMATION ..........................................................   40
   REPORTS ..........................................................................   41
   VOTING PRIVILEGES ................................................................   41
   CHANGES TO THE SEPARATE ACCOUNT ..................................................   41
   VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES ..............................   41
   DISTRIBUTION OF CONTRACTS ........................................................   41
   STATEMENTS OF ADDITIONAL INFORMATION .............................................   42
   FINANCIAL STATEMENTS .............................................................   45
APPENDIX A: EXAMPLE OF WITHDRAWAL CHARGE CALCULATION ................................   A-1
APPENDIX B: QUALIFIED PLAN TYPES ....................................................   B-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ..........................................   U-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 ACT:  The Investment Company Act of 1940, as amended.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 pm Eastern Time.

CODE:  The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.

CONTRACT:  The Variable Annuity Contracts described by this Prospectus.

CONTRACT ANNIVERSARY:  The anniversary of the date the Contract was issued.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

GENERAL ACCOUNT: All of a Company's assets other than assets in its Separate Accounts or any other Separate Account that it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHLICO:  John Hancock Life Insurance Company.

JHVLICO:  John Hancock Variable Life Insurance Company.

MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NONQUALIFIED CONTRACTS:  A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS:  This Prospectus that describes interests in a Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by a Contract.

QUALIFIED CONTRACT:  A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Variable Annuity Account I, John Hancock Variable Annuity Account U, or John Hancock Variable Annuity Account V, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

SURRENDER VALUE: The total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, some terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract. We disclose all material features and benefits of the Contracts in this Prospectus.

The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.

Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This product Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about different products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option.

The Variable Investment Options shown on the first page of this Prospectus are those available under the Contracts described in this Prospectus as of the date of this Prospectus. There may be Variable Investment Options that are not available to you. We may add, modify or delete Variable Investment Options in the future.

When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of the John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the "SEC." The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolio of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that prospectus before selecting any of the Variable Investment Options.

For amounts you don't wish to invest in a Variable Investment Option, you may be able to allocate these amounts to a Fixed Investment Option if permitted in your local jurisdiction. We invest the assets allocated to the Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

SECTION 403(B) QUALIFIED PLANS. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

For more information regarding Section 403(b) Qualified Plans, please see Appendix B: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information from the Annuities Service Center.

The Contracts were not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES APPLICABLE TO BUYING, OWNING AND SURRENDERING AN INDEPENDENCE, INDEPENDENCE PREFERRED OR INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES YOU WILL PAY WHEN YOU MAKE ADDITIONAL PURCHASES UNDER THE CONTRACT, CHARGES YOU WILL PAID WHEN YOU, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                      CONTRACT OWNER TRANSACTION EXPENSES(1)


                                                   INDEPENDENCE     INDEPENDENCE PREFERRED   INDEPENDENCE 2000
                                                 VARIABLE ANNUITY      VARIABLE ANNUITY      VARIABLE ANNUITY
MAXIMUM WITHDRAWAL CHARGE
(as % of amount withdrawn or surrendered) (2)

                 1st year                               8%                    8%                    7%
                 2nd year                               8%                    8%                    6%
                 3rd year                               8%                    8%                    5%
                 4th year                               7%                    7%                    4%
                 5th year                               7%                    7%                    3%
                 6th year                               6%                    6%                    2%
                 7th year                               6%                    6%                    1%
                Thereafter                              0%                    0%                    0%
Maximum transfer charge (3)                            N/A                   N/A                  $25

(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment.

(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

(3) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.

THE SECOND TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.


                                                   INDEPENDENCE     INDEPENDENCE PREFERRED   INDEPENDENCE 2000
                                                 VARIABLE ANNUITY      VARIABLE ANNUITY      VARIABLE ANNUITY
Maximum Annual Contract Fee (4)                        $50                   $50                    $50
Current Annual Contract Fee (5)                        $30                   $30                    $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (6)

Mortality and Expense Risk Charge                     0.90%                 1.15%                  1.10%
Administrative Services Charge                        0.50%                 0.35%                  0.30%
Total Separate Account Annual Expenses                1.40%                 1.50%                  1.40%



(4)   This charge is not currently imposed.

(5) This charge applies only to Contracts of less than $10,000 during the Accumulation Period. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(6) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options.

THE THIRD TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              MINIMUM  MAXIMUM
Range of expenses that are deducted from Portfolio assets, including    0.25%    1.14%
management fees, and other expenses

                                       5

EXAMPLES

The following two examples are intended to help you compare the cost of investing in an Independence Variable Annuity, Independence Preferred Variable Annuity, or Independence 2000 Variable Annuity Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first example assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MAXIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES

 INDEPENDENCE VARIABLE ANNUITY                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------   ------   -------   -------   --------
 If you surrender the Contract at the end of the
 applicable time period:                              $  985   $ 1,532   $ 2,015   $  2,957


 If you annuitize, or do not surrender the Contract
 at the end of the applicable time period:            $2,265   $   815   $ 1,392   $  2,957

 INDEPENDENCE PREFERRED VARIABLE ANNUITY              1 YEAR   3 YEARS   5 YEARS   10 YEARS


 If you surrender the Contract at the end of the
 applicable time period:                              $  994   $ 1,557   $ 2,056   $  3,038

 If you annuitize, or do not surrender the Contract
 at the end of the applicable time period:            $  274   $   840   $ 1,433   $  3,038

 INDEPENDENCE 2000 VARIABLE ANNUITY                   1 YEAR   3 YEARS   5 YEARS   10 YEARS


 If you surrender the Contract at the end of the
 applicable time period:                              $  899   $ 1,273   $ 1,675   $  2,990

 If you annuitize, or do not surrender the Contract
 at the end of the applicable time period:            $  269   $   825   $ 1,408   $  2,990


The next example also assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MINIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES

INDEPENDENCE VARIABLE ANNUITY                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                               $  893   $ 1,250   $ 1,543   $  2,009

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $  173   $   536   $   923   $  2,009

INDEPENDENCE PREFERRED VARIABLE ANNUITY               1 YEAR   3 YEARS   5 YEARS   10 YEARS


If you surrender the Contract at the end of the
applicable time period:                               $  902   $ 1,278   $ 1,590   $  2,105

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $  182   $   563   $   970   $  2,105

INDEPENDENCE 2000 VARIABLE ANNUITY                    1 YEAR   3 YEARS   5 YEARS   10 YEARS


If you surrender the Contract at the end of the
applicable time period:                               $  805   $   989   $ 1,199   $  2,030

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $  175   $   542   $   933   $  2,030

THE NEXT TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

PORTFOLIO ANNUAL EXPENSES (as a percentage of Portfolio average net assets for the fiscal year ended December 31, 2008, except as stated in the Notes that follow this table).

                                                     DISTRIBUTION
                                                     AND SERVICE                ACQUIRED     TOTAL ANNUAL   CONTRACTUAL       NET
                                                     (12B-1) FEES    OTHER   PORTFOLIO FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO/SERIES                     MANAGEMENT FEE                EXPENSES   AND EXPENSES    EXPENSES(1)  REIMBURSEMENT(2) EXPENSES
---------------------------------------------------  ------------  --------  -------------   ------------  --------------  ---------
500 INDEX B (3)
Series NAV                               0.47%          0.00%        0.03%        0.00%          0.50%          -0.25%       0.25%
ACTIVE BOND (4)
Series NAV                               0.60%          0.00%        0.04%        0.00%          0.64%           0.00%       0.64%
BLUE CHIP GROWTH(4), (5)
Series NAV                               0.81%          0.00%        0.04%        0.00%          0.85%           0.00%       0.85%
CAPITAL APPRECIATION (4)
Series NAV                               0.72%          0.00%        0.04%        0.00%          0.76%           0.00%       0.76%
EQUITY-INCOME (4), (5)
Series NAV                               0.81%          0.00%        0.05%        0.00%          0.86%           0.00%       0.86%
GLOBAL BOND (4), (6)
Series NAV                               0.70%          0.00%        0.10%        0.00%          0.80%           0.00%       0.80%
HIGH YIELD (4)
Series NAV                               0.66%          0.00%        0.06%        0.00%          0.72%           0.00%       0.72%
INTERNATIONAL EQUITY INDEX B (3), (7)
Series NAV                               0.53%          0.00%        0.06%        0.00%          0.59%          -0.24%       0.35%
LIFESTYLE BALANCED (8)
Series NAV                               0.04%          0.00%        0.03%        0.76%          0.83%           0.00%       0.83%
MID CAP STOCK (4)
Series NAV                               0.84%          0.00%        0.05%        0.00%          0.89%           0.00%       0.89%
MID VALUE(4), (5)
Series NAV                               0.98%          0.00%        0.10%        0.00%          1.08%           0.00%       1.08%
MONEY MARKET B (3)
Series NAV                               0.49%          0.00%        0.04%        0.00%          0.53%          -0.24%       0.29%
OPTIMIZED ALL CAP (4)
Series NAV                               0.68%          0.00%        0.06%        0.00%          0.74%           0.00%       0.74%
OVERSEAS EQUITY
Series NAV                               0.98%          0.00%        0.14%        0.00%          1.12%           0.00%       1.12%
REAL ESTATE SECURITIES (4)
Series NAV                               0.70%          0.00%        0.05%        0.00%          0.75%           0.00%       0.75%
SHORT-TERM BOND (4)
Series NAV                               0.59%          0.00%        0.07%        0.00%          0.66%           0.00%       0.66%
SMALL CAP GROWTH (4)
Series NAV                               1.06%          0.00%        0.08%        0.00%          1.14%           0.00%       1.14%
SMALL CAP VALUE (4)
Series NAV                               1.06%          0.00%        0.06%        0.00%          1.12%           0.00%       1.12%
TOTAL BOND MARKET B(3), (9)
Series NAV                               0.47%          0.00%        0.06%        0.00%          0.53%          -0.28%       0.25%

                                        7

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.



(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.



(4) The Adviser has agreed to reduce its advisory fee for each class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.050% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT's business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.



(5) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the Portfolio's average net assets) of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2010 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(6) For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.



(7) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following Portfolios of the Trust: Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Real Estate Equity Trust, Science & Technology Trust, Small Company Value Trust, and Spectrum Income Trust. This waiver is based on the combined average daily net assets of these Portfolios and the following Portfolios of John Hancock Trust II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser at any time.



(8) "Other expenses" reflects the estimated amount based on a contractual change in the custody agreement. This agreement went into effect on April 1, 2009.



(9) "Other expenses" reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.



(10) The "Total Operating Expenses" include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. underlying Portfolios) (each, an "Acquired Portfolio"). The Total operating expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.



(11) "Other Expenses" does not include an interest expense which was charged in 2008. This expense is considered extraordinary and not anticipated in the future.

                              IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a deferred payment variable annuity Contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" Contract, the annuity payments will begin on a future date, called the Contract's "Maturity Date". Under a "Variable Annuity" Contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen.

WHO ISSUED MY CONTRACT?

Your Contract was issued either by JHLICO or JHVLICO. Please refer to your Contract for the name of the Company that issued your Contract. JHVLICO is not authorized to sell life insurance products in the State of New York.

WHO OWNS THE CONTRACT?

Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract will be the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. If permitted by your Contract, you may name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. If also permitted by your Contract, you may name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Purchase Payments

The Contracts described in this Prospectus are no longer available for sale, however, the minimum initial Purchase Payment requirements for the Contracts is outlined in the table below. The minimum Additional Purchase Payment into the Contracts is $50. Currently, we do not enforce any minimum Additional Purchase Payment amounts, but may do so in the future.

                                                                      INDEPENDENCE
                                                      INDEPENDENCE:    PREFERRED:    INDEPENDENCE 2000
                                                      -------------   ------------   ------------------
Minimum Initial Purchase Payment (Nonqualified):          $ 1,000       $ 5,000            $ 5,000
Minimum Initial Purchase Payment (IRA):                   $ 1,000       $ 1,000            $ 1,000
Minimum Initial Purchase Payment (other Qualified):       $ 1,000       $ 1,000            $    50
Minimum Initial Annuity Direct Deposit Program:               N/A           N/A            $   500
Minimum Additional Purchase Payments:                     $    50       $    50            $    50

Initial Purchase Payment

When we received your initial Purchase Payment and all necessary information at the Annuities Service Center we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within five Business Days, we either sent back your money or received your permission to keep it until we received all of the necessary information.

Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was age 85 or older.

Limits on Additional Purchase Payments

You can make Purchase Payments of up to $500,000 (1,000,000 for Independence 2000 Contracts) in any one Contract Year ($100,000 into the Fixed Investment Option, after the initial Purchase Payment which could have been as much as $500,000). The total of all new Purchase Payments and transfers that you allocate to any one Variable Investment Option in any one Contract Year may not exceed $1,000,000 (except in the case of Independence Variable Annuity Contracts where the maximum amount you may transfer is $500,000). While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Annuitant's 85th birthday (85-1/2 for Independence Variable Annuity Contracts). We may waive any of these limits on Purchase Payments.

Ways to Make Additional Purchase Payments

Additional Purchase Payments made by check or money order must be:

      -     drawn on a U.S. bank;

      -     drawn in U.S. dollars; and

      -     made payable to "John Hancock" and sent to the Annuity Service
            Center.

We credit any Additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.

We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the first page of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

Additional Purchase Payments by Wire

You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?


Variable Investment Options


You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options, other than to Portfolios with balanced and diversified investment strategies (see "Portfolio Investment Objectives and Strategies" on page 23, should not be considered a diversified investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your registered representative.

Fixed Investment Options


Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.

Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment, We credit a higher rate for initial Purchase Payments of $10,000 or more (and those over $10,000 or $25,000 or more for Independence 2000 only). The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of Fixed Annuity or Variable Annuity payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.


TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?



State Law Insurance Requirements


Insurance laws and regulations apply to us in every state in which our Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material features and benefits in this Prospectus.


Variations in Charges or Rates


We may vary the charges, durations of Fixed Investment Options, and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under "the "Variations in Charges or Rates for Eligible Classes" section of this Prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used, and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

Special rules have waived minimum distribution requirements for calendar year 2009 (see "IX. Federal Tax Matters").

CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Investment Options in which your Purchase Payments were allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuities Service Center.

We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time during the accumulation period. For limits imposed during the annuity period, please see "Choosing Fixed or Variable Annuity Payments" in "VIII. The Annuity Period."

Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center at the address shown on the first page. Your request should include:


      -     your name;



      -     daytime telephone number;



      -     Contract number;



      - the names of the Investment Options being transferred to and from each; and



      -     the amount of each transfer.


Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

Although your Contract may impose restrictions on the maximum amount that may be transferred among the Variable Investment Options, we currently do not enforce these restrictions.

Currently, we do not impose a charge for transfer requests. For Independence 2000, the first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit.

We have adopted policies and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of daytime trading on the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (d) transfers made during the annuity period (these transfers are subject to a 30 day notice requirement, however, as described below). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail); and

      -     restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.

We impose additional restrictions that apply specifically to transfers involving the Fixed Investment Option. You may NOT:

      - transfer assets to or from the Fixed Investment Option during the Annuity Period;

      - transfer assets into the Fixed Investment Option on or within 30 days prior to your Contract's Maturity Date;

      - transfer or deposit (exclusive of the initial Purchase Payment) more than $100,000 into the Fixed Investment Option during a Contract Year;

      - make any transfers into the Fixed Investment Option within six months of a transfer out of the Fixed Investment Option; or

      - transfer out of the Fixed Investment Option more than once during a Contract Year and only within 10 days before or after the anniversary of your Contract's issuance ("Contract Anniversary").

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Telephone and Electronic Transactions

If you complete a special authorization form, we will permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     any loss or theft of your password; or

      -     any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.


Dollar-Cost Averaging Program

Under our Dollar Cost Averaging program, you may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

      - You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

      -     You may discontinue the program at any time;

      - The program automatically terminates when the Variable Investment Option from which we taking the transfers have been exhausted;

      - Automatic transfers to or from the Fixed Investment Option are not permitted.


We reserve the right to suspend, modify or terminate the program at any time.


Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

      - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

      - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolios' prospectuses.

Asset-Based Charges

We deduct Separate Account expenses daily, as a percentage of average account value, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts, as follows:

   SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                             INDEPENDENCE    INDEPENDENCE PREFERRED  INDEPENDENCE 2000
                                           VARIABLE ANNUITY     VARIABLE ANNUITY      VARIABLE ANNUITY
                                           ----------------  ----------------------  -----------------
Mortality and Expense Risk Charge               0.90%                 1.15%                1.10%
Administrative Services Charge                  0.50%                 0.35%                0.30%
Total Separate Account Annual Expenses          1.40%                 1.50%                1.40%

These charges do not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.

In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual Contract Fee

We currently deduct a $30 annual Contract fee at the end of each Contract Year if the Contract has a total value of less than $10,000. We also deduct the annual Contract fee if you surrender your Contract before then. We take the deduction proportionally from each Investment Option you are then using. We will not deduct, however, any portion of the annual Contract fee from the Fixed Investment Option if such deduction would result in an accumulation of amounts allocated to the Fixed Investment Option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the Contract fee proportionately from the other Investment Options you are using. We reserve the right to increase the annual Contract fee to $50.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                PREMIUM TAX RATE(1)
STATE OR      QUALIFIED   NONQUALIFIED
TERRITORY     CONTRACTS    CONTRACTS
-----------   ---------   ------------
CA              0.50%        2.35%
GUAM            4.00%        4.00%
ME(2)           0.00%        2.00%
NV              0.00%        3.50%
PR              1.00%        1.00%
SD(2)           0.00%        1.25%(3)
TX(4)           0.04%        0.04%
WV              1.00%        1.00%
WY              0.00%        1.00%

(1)   Based on the state of residence at the time the tax is assessed.

(2)   We pay premium tax upon receipt of Purchase Payment.

(3)   0.80% on Purchase Payments in excess of $500,000.

(4)   Referred to as a "maintenance" tax.

Withdrawal Charge

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date (a partial withdrawal) or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date (a total withdrawal or surrender), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the Contracts, including commissions paid and other distribution costs.

HERE'S HOW WE DETERMINE THE CHARGE: In any Contract Year, you may withdraw up to 10% of the total value of your Contract (computed as of the beginning of the Contract Year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge on any amount of the excess that we attribute to Purchase Payments you made within seven years of the date of the withdrawal or surrender.

The withdrawal charge percentage depends upon the type of Contract you purchased and the number of years that have elapsed from the date you paid the Purchase Payment to the date of its withdrawal, as follows:

                                               INDEPENDENCE    INDEPENDENCE PREFERRED  INDEPENDENCE 2000
                                             VARIABLE ANNUITY     VARIABLE ANNUITY      VARIABLE ANNUITY
                                             ----------------  ----------------------  -----------------
MAXIMUM WITHDRAWAL CHARGE(1)
(as % of amount withdrawn or surrendered)
    1st year                                        8%                   8%                    7%
    2nd year                                        8%                   8%                    6%
    3rd year                                        8%                   8%                    5%
    4th year                                        7%                   7%                    4%
    5th year                                        7%                   7%                    3%
    6th year                                        6%                   6%                    2%
    7th year                                        6%                   6%                    1%
    Thereafter                                      0%                   0%                    0%

(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual Contract charge to have been withdrawals of Purchase Payments (which means that no withdrawal charge will ever be paid on those amounts). The amount of any withdrawal that exceeds any remaining Purchase Payments that have not already been considered as withdrawn will not be subject to any withdrawal charge.

HERE'S HOW WE DEDUCT THE WITHDRAWAL CHARGE: We deduct the withdrawal charge proportionally from each Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from the Growth & Income Variable Investment Option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient Surrender Value to pay the entire charge, we will pay you no more than the Surrender Value.

You will find examples of how we compute the withdrawal charge in Appendix A to this Prospectus.

WHEN WITHDRAWAL CHARGES DON'T APPLY: We don't assess a withdrawal charge in the following situations:

      - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

      - on certain withdrawals if you meet the requirement of the nursing home waiver rider (only available on Independence 2000 Variable Annuity Contracts);

      - on amounts withdrawn to satisfy the minimum distribution requirements for Qualified Plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your Contract's Maturity Date, if the Annuitant is living, you may:

      -     surrender your Contract for a cash payment of its Surrender Value;
            or

      -     make a partial withdrawal of the Surrender Value.

The Surrender Value of a Contract is the total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "IX. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59-1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

Without our prior approval, you may not make a partial withdrawal:

      - for an amount less than $100 ($250 for Independence Variable Annuity Contracts); or

      - if the remaining total value of your Contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your Contract if the value of your Contract becomes zero.

Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      -     trading on the New York Stock Exchange is restricted;

      - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to taxes and any applicable withdrawal charges.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "IX. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see "IX Federal Tax Matters" and the section titled "Qualified Plan Types" in the Statement of Additional Information).

Signature Guarantee Requirements for Surrenders and Partial Withdrawals (Not Applicable to Contracts Issued in New Jersey)

We may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

      - You are requesting that we mail the amount withdrawn to an alternate address; or

      - You have changed your address within 30 days of the withdrawal request; or

      - You are requesting a withdrawal in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Nursing Home Waiver of Withdrawal Charge Rider
(Available on Independence 2000 Variable Annuity Contracts only)

If you own an Independence 2000 Contract and if permitted by your state, you may have a nursing home waiver of withdrawal charge benefit. Under this benefit, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

      - you become confined to a nursing home beginning at least 90 days after we issue your Contract and prior to the Contract's Maturity Date;

      - you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care;

      - we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility;

      -     your confinement is prescribed by a doctor and medically necessary.

This benefit was not available at application if:

      -     you were older than 74 years at application; or

      -     if you were confined to a nursing home within the past two years.

For a more complete description of the terms and conditions of this benefit, you should refer directly to your Contract.

Systematic Withdrawal Plan

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of my Investment in the Contract Change over Time?" and "What Fees and Charges will be Deducted from my Contract?" The same tax consequences also generally will apply.

You may cancel the systematic withdrawal plan at any time.


We reserve the right to modify the terms or conditions of the plan at any time without prior notice.


Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Electronic Transactions" in this Prospectus.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Guaranteed Minimum Death Benefit


INDEPENDENCE VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit. If the death occurs before the Contract anniversary nearest the Annuitant's 75th birthday, we will pay the greater of:


      -     the total value of your Contract; or

      - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

If the death occurs on or after the Contract anniversary nearest the Annuitant's 75th birthday, we will pay an amount equal to the total value of your Contract.

INDEPENDENCE PREFERRED VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit that is the greatest of:

      -     the total value of your Contract; or

      - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges; or

      - in states where permitted by law, the "highest total value" of your Contract as of any third interval anniversary of your Contract to date (preceding the anniversary nearest the Annuitant's 81st birthday), plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We calculate the "highest total value" as follows: On the third anniversary of your Contract (and every third anniversary thereafter until the anniversary closest to the Annuitant's 81st birthday), we compute the total value of your Contract adjusting for Purchase Payments and partial withdrawals since that anniversary. We compare that amount to the amounts described in the first two bullets. The greatest of these three amounts forms a minimum that may increase on subsequent third interval anniversaries with favorable investment performance and Additional Purchase Payments but will never decrease unless partial withdrawals are taken.

INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit, that is the greatest of:

      -     the total value of your Contract; or

      - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges; or

      - in states where permitted, the highest total value of your Contract as of any "fifth interval anniversary" of your Contract to date, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We calculate the "highest total value" as follows: On each "fifth interval anniversary" of your Contract, we compute the total value of your Contract adjusting for Purchase Payments and partial withdrawals since that anniversary. We compare that amount to the amounts described in the first two bullets. The greatest of these three amounts forms a minimum which may increase on subsequent fifth interval anniversaries with favorable investment performance and Additional Purchase Payments but will never decrease unless partial withdrawals are taken.

To determine any "fifth interval anniversary" of your Contract, we count only those anniversaries that occur:


      -     BEFORE we receive proof of the Annuitant's death; and


      -     BEFORE the Annuitant attains age 81.


The initial "fifth interval anniversary" is the fifth anniversary of your Contract if the Annuitant is less than age 81 at that time.


We calculate the death benefit as of the day we receive, at the Annuities Service Center:

      -     proof of the Annuitant's death; and

      -     the required instructions as to method of settlement.

ALL CONTRACTS. Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election.

Distribution Requirements Following Death of Owner

If you did not purchase your Contract under a Qualified Plan, the Code requires that the following distribution provisions apply if you die. In most cases, these provisions do not cause a problem if you are also the Annuitant under your Contract. If you have designated someone other than yourself as the Annuitant, however, your heirs will have less discretion than you would have had in determining when and how the Contract's value would be paid out.

The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for Qualified Plans in separate disclosures and endorsements.

Notice of the death of an Owner or Annuitant should be furnished promptly to the John Hancock Annuities Service Center.

If you die before annuity payments have begun:

      - if the Contract's designated Beneficiary is your surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act, your spouse may continue the Contract as the new Owner without triggering adverse federal tax consequences. See "X. Other Information - Spouse";

      - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in the Contract on the date of your death must be:

            -     paid out in full within five years of your death; or

            - applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.

If you are the last surviving Annuitant, as well as the Owner, the entire interest in the Contract on the date of your death equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the entire interest equals:

      - the Surrender Value if paid out in full within five years of your death; or

      - the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.

If you die on or after annuity payments have begun:

      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.


We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Delay of Certain Payments" in the Statement of Additional Information). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.


You can find more information about optional methods of settlement under "Annuity Options."

CAN I RETURN MY CONTRACT?

When you purchased your Contract you had the right to cancel your Contract within 10 days (or longer in some states) after the date you received it. If you decided to return your Contract you would have delivered or mailed it to John Hancock or to the John Hancock representative who delivered the Contract to you.

In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you had paid, if that amount were higher. The date of cancellation would have been the date we received the Contract.

   V. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANIES

Your Contract was issued by either John Hancock Life Insurance Company ("JHLICO") or John Hancock Variable Life Insurance Company ("JHVLICO"). Please refer to your Contract to determine which Company issued your Contract.

JHLICO and JHVLICO are indirect wholly-owned subsidiaries of John Hancock Financial Services, Inc., whose ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries are collectively known as "Manulife Financial".

JHVLICO is a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. JHVLICO also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815. JHVLICO is authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. JHVLICO is a wholly-owned subsidiary of JHLICO.

JHLICO (formerly known as John Hancock Mutual Life Insurance Company, and chartered in Massachusetts in 1862) is a Massachusetts stock life insurance company that "demutualized" and changed its name to John Hancock Life Insurance Company on February 1, 2000. As part of the demutualization process, JHLICO became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of MFC. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. JHLICO is located at at 601 Congress Street, Boston, Massachusetts 02210. JHLICO also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815. JHLICO is authorized to transact a life insurance and annuity business in all states and the District of Columbia.


On July 29, 2008, the Board of Directors of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") unanimously voted to authorize the company to enter into an agreement to merge with two of its affiliates, JHLICO and JHVLICO. The Merger Agreement, which has also been authorized by the Boards of Directors of JHLICO and JHVLICO, is subject to the applicable regulatory approvals for insurance regulators in Massachusetts and Michigan and in the other jurisdictions where the companies are licensed. The Merger Agreement, if approved, will become effective in 2009 or such other time as may be agreed by the parties. Pursuant to the terms of the Merger Agreement, JHLICO and JHVLICO would cease to exist, and the companies' assets and obligations would be assumed by John Hancock USA.


RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.


We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:

      - other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;

      - the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;

      -     various indices that are unmanaged;

      - currently taxable and tax deferred investment programs, based on selected tax brackets.

Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.



THE SEPARATE ACCOUNTS


You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of the following Separate Accounts, depending on the Contract you purchased: John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account I, or John Hancock Variable Annuity Account V (Collectively, the "Separate Accounts"). Please refer to your Contract. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio).

We established the above Separate Accounts under Massachusetts law. Each Separate Account's assets, including the Portfolios' shares, belong to the respective Company that established the Separate Account. Each Company's Contracts provide that amounts held in its Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against that Company.

The income, gains and losses, whether or not realized, from assets of each Separate Account are credited to or charged against that Separate Account without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the respective Company's Contracts are general corporate obligations of that Company. Assets of our Separate Accounts may not be charged with liabilities arising out of any of our other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Separate Accounts are registered as unit investment trusts under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.

THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension, retirement or college savings plans.

Investment Management

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Fund-of-Funds

The John Hancock Trust's Lifestyle Balanced Trust is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for the John Hancock Trust's Lifestyle Balanced Trust contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.

Portfolio Investment Objective and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
 We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

CAPITAL GUARDIAN TRUST COMPANY
   Overseas Equity Trust                        Seeks long-term capital appreciation. To do this, the
                                                Portfolio invests at least 80% of its net assets in equity securities of a diversified mix of large established and
                                                medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust (1)                        Seeks income and capital appreciation. To do this, the
                                                Portfolio invests at least 80% of its net assets in a
                                                diversified mix of debt securities and instruments with
                                                maturity durations of approximately 4 to 6 years.

   Total Bond Market Trust B                    Seeks to track the performance of the Barclays Capital U.S.
                                                Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least
                                                80% of its net assets in securities listed in the Barclays
                                                Capital U.S. Aggregate Bond Index.

   Short-Term Bond Trust                        Seeks income and capital appreciation. To do this, the
                                                Portfolio invests at least 80% of its net assets in a
                                                diversified mix of debt securities and instruments with an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Portfolio's net assets will be invested in high yield bonds.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
   Real Estate Securities Trust(2)              Seeks to achieve a combination of long-term capital
                                                appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.




JENNISON ASSOCIATES LLC
   Capital Appreciation Trust                   Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that are attractively valued and have above-average growth prospects.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust B                            Seeks to approximate the aggregate total return of a
                                                broad-based U.S. domestic equity market index. To do this, the
                                                Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500(R) index and securities that as a group will behave in a manner similar to the index. (3)

   Lifestyle Balanced Trust (4)                 Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                                capital. The Portfolio operates as a fund-of-funds and
                                                normally invests approximately 40% of its assets in underlying
                                                Portfolios which invest primarily in fixed income securities, and approximately 60% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Money Market Trust B                         Seeks to obtain maximum current income consistent with
                                                preservation of principal and liquidity. To do this, the
                                                Portfolio invests in high quality, U.S. dollar denominated money market instruments.
                                                Note: The returns of a Money Market Subaccount in your
                                                Contract may become extremely low or possibly negative if the interest rates earned by the underlying Money Market Portfolio are not sufficient to offset Contract expense deductions.

   Optimized All Cap Trust                      Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity securities of
                                                large-, mid- and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                            Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the
                                                Portfolio invests at least 80% of its net assets in fixed
                                                income instruments that are economically tied to at least
                                                three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such
                                                securities.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust B           Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries. To do this, the
                                                Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country
                                                World Excluding U.S. Index,(5) or American Depository Receipts
                                                or Global Depository Receipts representing such securities.

                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



T. ROWE PRICE ASSOCIATES, INC.
      Blue Chip Growth Trust                          Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least
                                                      80% of its net assets in the common stocks of large and
                                                      medium-sized blue chip growth companies that are well established in their industries.


      Equity-Income Trust                             Seeks to provide substantial dividend income and also long-term
      (successor to Classic Value Trust)              growth of capital. To do this, the Portfolio invests at least 80%
                                                      of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.


      Mid Value Trust                                 Seek long-term capital appreciation. To do this, the Portfolio
      (successor to Mid Cap Value Trust)              invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

WELLINGTON MANAGEMENT COMPANY, LLP
      Mid Cap Stock Trust                             Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

      Small Cap Growth Trust                          Seeks long-term capital appreciation. To do this, the Portfolio
      (successor to Emerging Growth Trust and Small   invests at least 80% of its net assets in small-cap companies that
      Cap Trust)                                      are believed to offer above-average potential for growth in revenues and earnings.

WESTERN ASSET MANAGEMENT COMPANY
      High Yield Trust (6)                            Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and
                                                      U.S. Government and foreign securities.

(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.

(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

(3) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the mid cap range for S&P 500(R) was from $224 million to $337.87 billion, and for the S&P MidCap 400(R), was $42 million to $4.6 billion.

(4) Deutsche Asset Management Americas, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

(5) "MSCI All Country World ex-USA IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.


(6) High Yield Trust is sub-subadvised by Western Asset Management Company Limited.

                VI. Information About the Fixed Investment Option

IN GENERAL

All of JHVLICO's general assets support its obligations under the Fixed Investment Option (as well as all of its other obligations and liabilities). We invest the assets of the Fixed Investment Option in our General Account. You have no interest in or preferential claim on any of the assets held in our General Account. The investments we purchase with amounts you allocate to the Fixed Investment Option belong to us and we bear all the investment risk on that money as long as it is in this option. You will earn interest at the applicable ownership rate of return even if we experience an investment loss on the assets allocated to this option; any favorable investment performance on these assets, however, belongs to us.

Because of exemptive and exclusionary provisions, interests in the Fixed Investment Option have not been registered under the Securities Act of 1933. We have been advised that the SEC staff has not reviewed the disclosure in this Prospectus relating to the Fixed Investment Option. Disclosure regarding the Fixed Investment Option is, however, subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.

HOW THE FIXED INVESTMENT OPTION WORKS

Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.

Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment. We credit a higher rate for initial Purchase Payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.

                          VII. The Accumulation Period

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction

                                   DIVIDED BY

                value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                   transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option (see "Variable Investment Option valuation procedures").

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

                  number of accumulation units in the Variable
                               Investment Options

                                  MULTIPLIED BY

                value of one accumulation unit for the applicable
                     Variable Investment Option at that time

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the accumulation unit value will be the same as the value at the close of the next following Business Day.

YOUR VALUE IN THE FIXED INVESTMENT OPTION

On any date, the total value of your Contract in the Fixed Investment Option equals:

      - the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option; MINUS

      - the amount of any withdrawals or transfers paid out of the Fixed Investment Option; PLUS

      - interest compounded daily on any amounts in the Fixed Investment Option at the effective annual rate of interest we have declared; MINUS

      - the amount of any charges and fees deducted from the Fixed Investment Option.

                            VIII. The Annuity Period

MATURITY DATE

Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

      - at least 6 months after the date the first Purchase Payment is applied to your Contract; and

      -     no later than the maximum age specified in your Contract.

Subject always to these requirements, you may subsequently change the Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "IX. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date. In the case of Independence Variable Annuity Contracts, if you purchased your Contract in Washington, you cannot change the Maturity Date.

NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the annuity period, the total value of your Contract must be allocated to no more than four Investment Options. During the annuity period, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Option as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values, pro-rata based on the amount of the total value of your Contract that you have in each.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options".)

Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is less than $5,000, Option A - "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total Surrender Value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if


      -     you have not made an election prior to the Annuitant's death;

      - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

      - the Beneficiary notifies us of the election prior to the date the proceeds become payable.


If permitted by your Contract, you may also elect to have the Surrender Value of your Contract applied to an Annuity Option at the time of full surrender if your Contract has been outstanding for at least 6 months. If the total value of your Contract, at death or surrender, is less than $5,000, no Annuity Option will be available.

VARIABLE MONTHLY ANNUITY PAYMENTS

During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract Value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.

We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent Variable Annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:

      - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments;

      - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one;

      - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and Annuity Unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the Annuity Unit value will be the same as the value at the close of the next following Business Day.

ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3-1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial Variable Annuity payment will also be higher. Eventually, however, the monthly Variable Annuity payments may be smaller than if you had elected a lower assumed investment rate.

FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the Fixed Annuity Option as of the Maturity Date. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of:

      - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or

      - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law).

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

Two basic Annuity Options are available:

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD. We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the Fixed Investment Option to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE. We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

For Independence Preferred Variable Annuity and Independence 2000 Variable Annuity Contracts:

If the payee is more than 85 years old on the Maturity Date, the following two options are not available:

      - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period; and

      -     Option B: "Life Annuity without Further Payment on the Death of
            Payee".

                             IX. Federal Tax Matters

INTRODUCTION

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.

NONQUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity Nonqualified contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

      - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Exchanges of Annuity Contracts




We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may or may not exceed your investment in the Contract. Any excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit.) If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includable in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.


Puerto Rico Nonqualified Contracts

IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan, including IRAs)

The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus and in the Statement of Additional Information, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Required Minimum Distributions

Treasury Regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


TEMPORARY WAIVER OF RMDS FOR 2009. On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs). You will need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).



Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to lifetime distributions to employees and IRA owners and after-death distributions to beneficiaries.



In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.



If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.



The Act does not change:



      - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and



      -     any RMD for calendar years after 2009.



In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.



Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.



You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Credit under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.



Call or write us at the Annuities Service Center listed on the first page of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.



Please consult your tax advisor to determine how the Act affects your RMDs.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Rollovers and Transfers

If permitted under your plan, you may make take a distribution:

      - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

      - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;

      - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.

In addition, if your spouse survives you and falls within the definition of "spouse" under the federal Defense of Marriage Act, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, transfer to a traditional IRA the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.


You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.



Although we allow a beneficiary of an IRA who is eligible to roll the IRA over to a Contract as a traditional or Roth IRA to do so, we do not allow such an IRA beneficiary to purchase any of our optional benefit Riders on that Contract.


In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA, or Roth IRA.

If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you, if you wish to purchase a Qualified Contract. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.


These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.


You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Section 403(b) Qualified Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a
Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your
Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a qualified tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.


Please see Appendix B or request a copy of the Statement of Additional Information from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              X. Other Information



ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY



To qualify for favorable tax treatment, certain Contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.



Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuities Service Center. The Contract designates the person you choose as Beneficiary. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant.



Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:



      -     the rights of any assignees of record; and



      -     certain other conditions.



An assignment, pledge, or other transfer may be a taxable event (see "Tax Information" below). Therefore, you should consult a competent tax adviser before taking any such action.



WHO SHOULD HAVE PURCHASED A CONTRACT?



We designed these Contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Code. We also offered the Contracts for purchase under:



      - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;



      - non-deductible IRA plans ("Roth IRAs") satisfying the requirements of Section 408A of the Code;



      -     SIMPLE IRA plans adopted under Section 408(p) of the Code;



      - Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and



      - annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.



We did not offer the Contracts to every type of Qualified Plan, and we reserved the right not to offer the Contracts for all types of Qualified Plans in the future. In certain circumstances, we may have made the Contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for Contracts purchased in connection with tax qualified retirement plans beginning in "IX. Federal Tax Matters."



When a Contract forms part of a Qualified Plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an Owner otherwise would have under a Contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.



We may include certain requirements from the above sources in endorsements to the affected Contracts. In other cases, we do not. In no event, however, do we undertake to assure a Contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a Contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.



To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuities Service Center.

BENEFICIARY



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.



SPOUSE



FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).



STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.

PERFORMANCE INFORMATION

We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Separate Account level is the percentage change between:

      - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and

      -     the value at the end of such period.

At the Separate Account level, total return reflects adjustments for:

      -     the mortality and expense risk charges;

      -     the administrative charge;

      -     the annual Contract fee; and

      - any withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.

Total return at the Separate Account level does not, however, reflect any premium tax charges. Total return at the Separate Account level will be lower than that at the Portfolio level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format, except that it will not reflect any applicable withdrawal charge or annual Contract fee and it may include additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax or any withdrawal charge.

REPORTS

At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Portfolios.

VOTING PRIVILEGES

At meetings of the Portfolio's shareholders, we will generally vote all the shares of each Portfolio that we hold in a Separate Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.

CHANGES TO THE SEPARATE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval to:

      - transfer assets that we determine to be your assets from the Separate Accounts to another Separate Account or Investment Option by withdrawing the same percentage of each investment in the Separate Accounts with proper adjustments to avoid odd lots and fractions;

      -     add or delete Variable Investment Options;

      -     change the underlying investment vehicles;

      -     operate each Separate Account in any form permitted by law; and

      - terminate each Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial Purchase Payment;

      -     the size of the group or class;

      - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

      - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

DISTRIBUTION OF CONTRACTS

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of JHLICO, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.

JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.

Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts, as described in this Prospectus.

STATEMENTS OF ADDITIONAL INFORMATION

Our Statements of Additional Information provide additional information about the Contracts and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
Statement of Additional Information Table of Contents



                                                                           page of SAI
General Information and History .........................................      1
Accumulation Unit Values ................................................      1
Services ................................................................      1
  Independent Registered Public Accounting Firm .........................      1
  Principal Underwriter .................................................      1
  Special Compensation and Reimbursement Arrangements ...................      1
    Sales and Asset-Based Payments ......................................      4
    Administrative and Processing Support Payments ......................      4
    Other Payments ......................................................      4
Calculation of Performance Data .........................................      6
  Money Market Variable Investment Options ..............................      6

                                                                           page of SAI
  Other Investment Options .............................................       6
    "Standardized" Total Return ........................................       6
    "Non-Standardized" Performance .....................................       6
Other Performance Information ..........................................       6
Table of State Variations ..............................................       6
Qualified Plan Types ...................................................       8
  Traditional IRAs .....................................................       8
  Roth IRAs ............................................................       8
  Simple IRA Plans .....................................................       9
  Simplified Employee Pensions (SEP-IRAs) ..............................       9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities ............      11
  Restrictions Under the Texas Optional Retirement Program .............      11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-
  Sharing Plans ........................................................      11
  Deferred Compensation Plans of State and Local Governments
  and Tax-Exempt Organizations .........................................      12
Calculation of Annuity Payments ........................................      12
  Calculation of Annuity Units .........................................      13
    Annuity Unit Values ................................................      13
  Mortality Tables .....................................................      13
Additional Information About Determining
Unit Values ............................................................      14
  Net Investment Rate ..................................................      14
  Adjustment of Units and Values .......................................      14
  Hypothetical Example Illustrating the Calculation of Accumulation Unit
  Values and Annuity Unit Values .......................................      14
Purchases and Redemptions of Portfolio Shares ..........................      14
The Separate Account ...................................................      14
Delay of Certain Payments ..............................................      15
Liability for Telephone Transfers ......................................      15
Voting Privileges ......................................................      15
Legal and Regulatory Matters ...........................................      16
Financial Statements ...................................................      17



JOHN HANCOCK VARIABLE ACCOUNT I
Statement of Additional Information Table of Contents



                                                                            page of SAI
General Information and History .........................................      1
Accumulation Unit Values ................................................      1
Services ................................................................      1
  Independent Registered Public Accounting Firm .........................      1
  Principal Underwriter .................................................      1
  Special Compensation and Reimbursement Arrangements ...................      1
    Sales and Asset-Based Payments ......................................      4
    Administrative and Processing Support Payments ......................      4
    Other Payments ......................................................      4
Calculation of Performance Data .........................................      6
  Money Market Variable Investment Options ..............................      6

                                                                           page of SAI
  Other Investment Options .............................................       6
    "Standardized" Total Return ........................................       6
    "Non-Standardized" Performance .....................................       6
Other Performance Information ..........................................       6
Table of State Variations ..............................................       6
Qualified Plan Types ...................................................       8
  Traditional IRAs .....................................................       8
  Roth IRAs ............................................................       8
  Simple IRA Plans .....................................................       9
  Simplified Employee Pensions (SEP-IRAs) ..............................       9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities ............      11
  Restrictions Under the Texas Optional Retirement Program .............      11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-
  Sharing Plans ........................................................      11
  Deferred Compensation Plans of State and Local Governments and Tax-
  Exempt Organizations .................................................      12
Calculation of Annuity Payments ........................................      12
  Calculation of Annuity Units .........................................      13
    Annuity Unit Values ................................................      13
  Mortality Tables .....................................................      12
Additional Information About Determining
Unit Values ............................................................      14
  Net Investment Rate ..................................................      14
  Adjustment of Units and Values .......................................      14
  Hypothetical Example Illustrating the Calculation of
  Accumulation Unit Values and Annuity Unit Values .....................      14
Purchases and Redemptions of Portfolio Shares ..........................      14
The Separate Account ...................................................      14
Delay of Certain Payments ..............................................      15
Liability for Telephone Transfers ......................................      15
Voting Privileges ......................................................      15
Legal and Regulatory Matters ...........................................      16
Financial Statements ...................................................      17



JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
Statement of Additional Information Table of Contents



                                                                           page of SAI
General Information and History .........................................      1
Accumulation Unit Values ................................................      1
Services ................................................................      1
  Independent Registered Public Accounting Firm .........................      1
  Principal Underwriter .................................................      1
  Special Compensation and Reimbursement Arrangements ...................      1
    Sales and Asset-Based Payments ......................................      4
    Administrative and Processing Support Payments ......................      4
    Other Payments ......................................................      4
Calculation of Performance Data .........................................      6
  Money Market Variable Investment Options ..............................      6

                                                                          page of SAI
  Other Investment Options .............................................       6
    "Standardized" Total Return ........................................       6
    "Non-Standardized" Performance .....................................       6
Other Performance Information ..........................................       6
Table of State Variations ..............................................       6
Qualified Plan Types ...................................................       8
  Traditional IRAs .....................................................       8
  Roth IRAs ............................................................       8
  Simple IRA Plans .....................................................       9
  Simplified Employee Pensions (SEP-IRAs) ..............................       9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities ............      11
  Restrictions Under the Texas Optional Retirement Program .............      11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-
  Sharing Plans ........................................................      11
  Deferred Compensation Plans of State and Local Governments and Tax-
  Exempt Organizations .................................................      12
Calculation of Annuity Payments ........................................      12
  Calculation of Annuity Units .........................................      13
    Annuity Unit Values ................................................      13
  Mortality Tables .....................................................      12
Additional Information About Determining
Unit Values ............................................................      14
  Net Investment Rate ..................................................      14
  Adjustment of Units and Values .......................................      14
  Hypothetical Example Illustrating the Calculation of Accumulation Unit
  Values and Annuity Unit Values .......................................      14
Purchases and Redemptions of Portfolio Shares ..........................      14
The Separate Account ...................................................      14
Delay of Certain Payments ..............................................      15
Liability for Telephone Transfers ......................................      15
Voting Privileges ......................................................      15
Legal and Regulatory Matters ...........................................      16
Financial Statements ...................................................      17


FINANCIAL STATEMENTS


The Statements of Additional Information also contain the Companies' financial statements as of the years ended 2007 and 2008, and its Separate Accounts' financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Companies' general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

              APPENDIX A: Example of Withdrawal Charge Calculation

Assume the Following Facts:

     - On January 1, 1997, you make a $5,000 initial Purchase Payment and we issue you a Contract.

     -    On January 1, 1998, you make a $1,000 Purchase Payment.

     -    On January 1, 1999, you make a $1,000 Purchase Payment.

     - On January 1, 2000, the total value of your Contract is $9,000 because of good investment earnings.

Now assume you make a partial withdrawal of $6,000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $6,399.89 from your Contract.

$    6,000.00   --   withdrawal request payable to you
+      399.89   --   withdrawal charge payable to us
$    6,399.89   --   total amount withdrawn from your Contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

(1) We first reduce your $5,000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4,910 from your Contract.

$    5,000.00
-       30.00   --   1998 Contract fee payable to us
-       30.00   --   1999 Contract fee payable to us
-       30.00   --   2000 Contract fee payable to us
$    4,910.00   --   amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9,000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4,010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3,729.30 to you as a part of your withdrawal request.

$    4,910.00
-      900.00   --   free withdrawal amount (payable to you)
$    4,010.00
x         .07
$      280.70   --   withdrawal charge on initial Purchase Payment (payable to us)

$    4,010.00
-      280.70
$    3,729.30   --   part of withdrawal request payable to you

(2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $920 to you as a part of your withdrawal request.

$    1,000.00
x         .08
$       80.00   --   withdrawal charge on 1998 Purchase Payment (payable to us)

$    1,000.00
-       80.00
$      920.00   --   part of withdrawal request payable to you

(3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3,729.30 from your initial Purchase Payment, and $920 from your 1998 Purchase Payment. Therefore, $450.70 is needed to reach $6,000.

$    6,000.00   --   total withdrawal amount requested
-      900.00   --   free withdrawal amount
-    3,729.30   --   payment deemed from initial Purchase Payment
-      920.00   --   payment deemed from 1998 Purchase Payment
$      450.70   --   additional payment to you needed to reach $6,000

We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

$        450.70    =     x - [.08x]
$        450.70    =     .92x
$    450.70/.92    =     x
$        489.89    =     x

$        489.89    --    deemed withdrawn from 1999 Purchase Payment
$        450.70    --    part of withdrawal request payable to you
$         39.19    --    withdrawal charge on 1999 Purchase Payment deemed withdrawn (payable to us)

$        280.70    --    withdrawal charge on the INITIAL PURCHASE PAYMENT
$         80.00    --    withdrawal charge on the 1998 PURCHASE PAYMENT
$         39.19    --    withdrawal charge on the 1999 PURCHASE PAYMENT
$        399.89    --    Total withdrawal charge

                        APPENDIX B: Qualified Plan Types

             PLAN TYPE

          TRADITIONAL IRA(S)              Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or
                                          IRA (sometimes referred to as a traditional IRA to distinguish it from the
                                          Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code. In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income.

             ROTH  IRA(S)                 Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects. Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income.

         SIMPLE  IRA  PLANS               In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year.
                                          Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional
                                          IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions (please see the section titled "Qualified Plan Types" in the Statement of Additional Information
                                          for that information).

        SIMPLIFIED EMPLOYEE               Section 408(k) of the Code allows employers to establish simplified
       PENSIONS (SEP - IRA(S))            employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a
                                          SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

     SECTION 403(b) QUALIFIED             Section 403(b) of the Code permits public school employees and employees
             PLANS OR                     of certain types of tax-exempt organizations to have their employers
     TAX-SHELTERED ANNUITIES              purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as
                                          "tax-sheltered annuities." We currently are not offering this Contract for use in a Section 403(b) Qualified Plan except under limited circumstances.
                                          Please see the Statement of Additional Information for this information.

       CORPORATE AND  SELF-               Sections 401(a) and 403(a) of the code permit corporate employers to
      EMPLOYED  PENSION AND               establish various types of tax-deferred retirement plans for employees.
   PROFIT-SHARING  PLANS (H.R. 10         The Self-Employed Individuals' Tax Retirement Act of 1962, as amended,
            AND KEOGH)                    commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans, however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.

       DEFERRED  COMPENSATION             Section 457 of the Code permits employees of state and local governments
      PLANS OF STATE AND LOCAL            and tax-exempt organizations to defer a portion of their compensation
       GOVERNMENTS  AND  TAX-             without paying current taxes. The employees must be participants in an
        EXEMPT ORGANIZATIONS              eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457
                                          Contract, the payment is taxed as ordinary income.

For more detailed information about these plan types, you may request a Statement of Additional Information.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

Indep, Ind 2000 and Ind Pref

                JOHN HANCOCK VARIABLE ANNUITY ACCOUNTS U, V, AND
                        JOHN HANCOCK VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES
     INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, AND
                    INDEPENDENCE PREFERRED VARIABLE ANNUITY

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     22.53     21.71     19.05     18.46        --        --        --        --        --         --
      Value at End of Year     13.95     22.53     21.71     19.05        --        --        --        --        --         --
 Independence No. of Units   192,921   242,378   278,756   315,640        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    59,995    71,214    91,115   157,517        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   304,077   393,053   500,880   672,315        --        --        --        --        --         --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     22.27     21.48     18.86     18.30        --        --        --        --        --         --
      Value at End of Year     13.78     22.27     21.48     18.86        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   167,913   210,653   246,588   290,658        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   382,428   507,679   658,239   831,045        --        --        --        --        --         --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 3-29-1986)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     23.39     22.28     21.06     19.87     18.25      18.68
      Value at End of Year        --        --        --        --     24.17     23.39     22.28     21.06     19.87      18.25
 Independence No. of Units        --        --        --        -- 2,637,591 3,069,190 3,586,997 4,339,971 6,881,919  8,802,436
  JHLICO Independence 2000
              No. of Units        --        --        --        --    87,864   109,903   104,461   116,686   207,651    175,505
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   626,105   757,358   904,599   999,130 2,251,544  2,399,088

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     17.23     16.43     15.55     14.68     13.49      12.97
      Value at End of Year        --        --        --        --     17.78     17.23     16.43     15.55     14.68      13.49
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   608,118   707,671   924,603 1,018,707 1,753,804 19,998,782
JHVLICO Independence Pref.
              No. of Units        --        --        --        -- 1,607,826 1,945,218 2,317,221 2,651,473 5,015,162  5,931,655

ACTIVE BOND TRUST - NAV SHARES  (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     25.85     25.19     24.44     24.17        --        --        --        --        --         --
      Value at End of Year     22.82     25.85     25.19     24.44        --        --        --        --        --         --
 Independence No. of Units 1,418,957 1,659,107 1,929,178 2,300,301        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    31,542    38,426    56,414    76,609        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   217,671   291,745   397,223   526,809        --        --        --        --        --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     18.96     18.50     17.96     17.78        --        --        --        --        --         --
      Value at End of Year     16.72     18.96     18.50     17.96        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   237,503   308,506   374,921   485,661        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   613,606   775,536   956,577 1,274,778        --        --        --        --        --         --

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     36.97     33.23     30.75     29.15        --        --        --        --        --         --
      Value at End of Year     20.95     36.97     33.23     30.75        --        --        --        --        --         --
 Independence No. of Units 1,084,471 1,266,334 1,485,652 1,760,751        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    48,010    55,037    70,423    86,098        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   232,577   294,738   377,742   481,923        --        --        --        --        --         --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     24.23     21.80     20.20     19.16        --        --        --        --        --         --
      Value at End of Year     13.72     24.23     21.80     20.20        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   332,833   408,760   462,037   587,149        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   726,895   890,723 1,076,572 1,342,234        --        --        --        --        --         --

BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05) (NOW TOTAL BOND
MARKET TRUST B) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     12.47     12.21     11.26     10.60      9.61      10.00
      Value at End of Year        --        --        --        --     12.80     12.47     12.21     11.26     10.60       9.61
 Independence No. of Units        --        --        --        --   167,410   193,337   214,518    81,201    49,028      4,722
  JHLICO Independence 2000
              No. of Units        --        --        --        --    32,687    34,158    50,318    20,685    19,988     15,581
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   164,031   189,214   217,208   156,229   261,994    164,343
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     12.41     12.16     11.23     10.57      9.60      10.00
      Value at End of Year        --        --        --        --     12.72     12.41     12.16     11.23     10.57       9.60
 JHLICO Independence Pref.
              No. of Units        --        --        --        --    55,336    99,285    94,809    46,001    13,505         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   219,931   270,208   303,056   119,193   149,804     38,332

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-28-2006)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     12.79     11.61     11.32        --        --        --        --        --        --         --
      Value at End of Year      7.92     12.79     11.61        --        --        --        --        --        --         --
 Independence No. of Units   287,318   329,823   363,972        --        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    72,225    82,429    96,865        --        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   337,222   420,879   521,878        --        --        --        --        --        --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     12.65     11.49     11.21        --        --        --        --        --        --         --
      Value at End of Year      7.82     12.65     11.49        --        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   135,308   159,544   188,543        --        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   355,702   436,827   515,370        --        --        --        --        --        --         --

EARNINGS GROWTH FUND (REPLACED  BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     11.15      9.06     13.59     21.86     34.56      16.05
      Value at End of Year        --        --        --        --     11.29     11.15      9.06     13.59     21.86      34.56
 Independence No. of Units        --        --        --        --   565,896   691,510   804,100 1,147,235 2,335,238  1,715,355
  JHLICO Independence 2000
              No. of Units        --        --        --        --   124,816   143,139   156,037   198,920   414,785    260,156
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   783,102   928,435 1,069,199 1,330,021 2,753,129  1,966,520

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     11.07      9.00     13.52     21.76     34.44      16.02
      Value at End of Year        --        --        --        --     11.19     11.07      9.00     13.52     21.76      34.44
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   272,736   370,037   416,462   533,563 1,110,238  1,001,995
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   821,241 1,059,316 1,179,643 1,530,461 3,288,201  2,998,631

EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.91     13.35     17.43     20.08     22.41      18.77
      Value at End of Year        --        --        --        --     18.46     16.91     13.35     17.43     20.08      22.41
Independence No. of  Units        --        --        --        --   373,201   460,364   471,948   651,916 1,409,260  1,587,799
  JHLICO Independence 2000
              No. of Units        --        --        --        --   173,208   191,358   202,894   227,458   404,557    312,480
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   795,296   868,771   997,033 1,206,898 2,921,390  2,413,276

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.78     13.26     17.33     19.98     22.33      18.72
      Value at End of Year        --        --        --        --     18.30     16.78     13.26     17.33     19.98      22.33
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   363,178   405,776   464,009   573,145   998,270  1,067,064
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   999,762 1,178,559 1,308,535 1,624,789 3,796,829  3,820,327

EQUITY-INCOME TRUST - NAV SHARES (units  first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     25.73     25.24     21.50     20.96        --        --        --        --        --         --
      Value at End of Year     12.03     25.73     25.24     21.50        --        --        --        --        --         --
 Independence No. of Units   222,904   278,813   296,341   320,155        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    67,901    82,027   106,831   117,913        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   294,835   397,807   515,927   691,609        --        --        --        --        --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     25.43     24.97     21.29     20.78        --        --        --        --        --         --
      Value at End of Year     16.05     25.43     24.97     21.29        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   218,690   254,497   296,272   357,416        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   577,285   725,343   864,886 1,094,799        --        --        --        --        --         --

FUNDAMENTAL GROWTH FUND (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.13      6.00      8.98     10.00         --
      Value at End of Year        --        --        --        --        --      5.36      4.13      6.00      8.98         --
 Independence No. of Units        --        --        --        --        --    43,715    39,286    69,312   470,296         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --        --     9,326     8,492    11,002    20,448         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --        --    46,170    39,100    57,077   314,959         --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.11      5.99      8.98     10.00         --
      Value at End of Year        --        --        --        --        --      5.34      4.11      5.99      8.98         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --        --    12,196     8,255    18,015    76,198         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --        --    36,900    35,349    56,447   123,984         --

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     10.68      8.41     10.33     11.26     10.00         --
      Value at End of Year        --        --        --        --     12.17     10.68      8.41     10.33     11.26         --
 Independence No. of Units        --        --        --        --   218,530   250,646   298,831   397,189    14,423         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --    44,506    47,457    51,193    61,123     4,960         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   428,665   471,101   529,588   659,421    18,582         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     10.64      8.39     10.31     11.26     10.00         --
      Value at End of Year        --        --        --        --     12.12     10.64      8.39     10.31     11.26         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   227,936   261,401   295,984   366,924     3,218         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   813,397   948,580 1,078,203 1,406,217    12,889         --

FUNDAMENTAL VALUE FUND B (FORMERLY LARGE CAP VALUE CORE SM) (MERGED INTO FUNDAMENTAL VALUE FUND EFF 11-1-04 - NAV SHARES
(units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      7.98      9.90     10.54     10.00         --
      Value at End of Year        --        --        --        --        --     10.14      7.98      9.90     10.54         --
Independence No. of  Units        --        --        --        --        --    13,009    13,644     4,675       601         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --        --     1,197     3,587     2,767       961         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --        --    32,380    27,648    34,059    10,918         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      7.96      9.88     10.53     10.00         --
      Value at End of Year        --        --        --        --        --     10.11      7.96      9.88     10.53         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --        --    14,101    10,460     1,653     6,443         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --        --    35,635    27,538    34,336     9,704         --

GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.97     14.85     12.67     13.04     11.80      12.24
      Value at End of Year        --        --        --        --     18.52     16.97     14.85     12.67     13.04      11.80
 Independence No. of Units        --        --        --        --   167,599   195,944   192,906   116,405   261,366    339,429
  JHLICO Independence 2000
              No. of Units        --        --        --        --    28,170    30,545    33,889    27,900    72,598     61,087
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   279,095   333,865   385,090   409,423 1,081,862  1,376,775

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.84     14.75     12.60     12.98     11.76      12.20
      Value at End of Year        --        --        --        --     18.36     16.84     14.75     12.60     12.98      11.76
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   147,938   174,600   180,218   187,853   391,188    434,233
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   495,548   607,809   663,073   698,809 1,617,495  1,939,274

GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
 Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     19.00     17.58     16.93     12.50        --        --        --        --        --         --
      Value at End of Year     17.91     19.00     17.58     16.93        --        --        --        --        --         --
 Independence No. of Units    92,841    85,765   108,174   143,651        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    17,662    19,635    24,266    24,188        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   131,907   133,117   167,053   237,956        --        --        --        --        --         --

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- ---------- ---------

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     18.78     17.39     16.77     12.50        --        --        --        --         --         --
      Value at End of Year     17.68     18.78     17.39     16.77        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units    64,000    77,252    94,107   125,076        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units   178,100   205,382   266,663   344,812        --        --        --        --         --         --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05)(NOW GOWTH & INCOME TRUST) - NAV SHARES
(units first credited 3-29-1986)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     28.52     23.26     30.31     36.35      42.42      37.01
      Value at End of Year        --        --        --        --     31.20     28.52     23.26     30.31      36.35      42.42
 Independence No. of Units        --        --        --        -- 4,586,862 5,277,429 6,171,766 7,931,582 13,583,455 16,490,810
  JHLICO Independence 2000
              No. of Units        --        --        --        --   169,699   197,751   218,850   251,123    430,041    323,946
 JHVLICO Independence 2000
              No. of Units        --        --        --        -- 1,159,009 1,332,346 1,514,837 1,883,304  3,992,270  3,730,417
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     19.42     15.86     20.68     24.83      29.01      25.34
      Value at End of Year        --        --        --        --     21.23     19.42     15.86     20.68      24.83      29.01
 JHLICO Independence Pref.
              No. of Units        --        --        --        -- 1,573,678 1,829,733 2,170,227 2,666,992  4,980,664 5,623,470
JHVLICO Independence Pref.
              No. of Units        --        --        --        -- 4,235,361 5,023,796 5,789,629 7,086,598 14,285,338 15,929,656

GROWTH & INCOME TRUST (MERGED INTO OPTIMIZED ALL CAP TRUST EFF 4-25-08) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --     37.27     33.53     31.20        --        --        --        --         --         --
      Value at End of Year        --     38.25     37.27     33.53        --        --        --        --         --         --
Independence No. of  Units        -- 2,946,502 3,474,395 4,010,915        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units        --   106,034   133,277   158,740        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units        --   583,245   774,573   979,581        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --     25.31     22.79     21.23        --        --        --        --         --         --
      Value at End of Year        --     25.95     25.31     22.79        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units        --   953,879 1,115,484 1,350,318        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units        --  2,240,8632,796,382 3,479,427        --        --        --        --         --         --

HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      9.82      8.55      9.08      9.01      10.25       9.89
      Value at End of Year        --        --        --        --     10.47      9.82      8.55      9.08       9.01      10.25
 Independence No. of Units        --        --        --        --    67,735    71,438    51,971    69,608     56,112     56,202
  JHLICO Independence 2000
              No. of Units        --        --        --        --    16,959    40,439    39,307    38,967     29,681     18,159
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   128,233   142,125   136,663   149,582    304,577    204,299

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      9.77      8.51      9.05      9.00      10.24       9.89
      Value at End of Year        --        --        --        --     10.41      9.77      8.51      9.05       9.00      10.24
 JHLICO Independence Pref.
              No. of Units        --        --        --        --    27,566    43,278    20,046    19,143     23,049     28,686
JHVLICO Independence Pref.
              No. of Units        --        --        --        --    92,184   129,409   108,813    99,742    108,065     65,907

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR     YEAR       YEAR      YEAR       YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED      ENDED    ENDED     ENDED      ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04   12/31/03  12/31/02  12/31/01  12/31/00    12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- ---------- -----------
HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     11.71     11.68     10.72     10.47        --        --        --        --         --         --
      Value at End of Year      8.14     11.71     11.68     10.72        --        --        --        --         --         --
 Independence No. of Units    33,128    50,000    49,424    54,549        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units    10,494    12,821    19,315    18,783        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units    39,361    54,168    85,585   109,638        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     11.60     11.59     10.65     10.41        --        --        --        --         --         --
      Value at End of Year      8.06     11.60     11.59     10.65        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units    14,157    19,107    17,576    27,146        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units    36,431    47,698    59,320    72,262        --        --        --        --         --         --

INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1989)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     15.55     11.10     13.28     16.89      20.74      16.07
      Value at End of Year        --        --        --        --     18.43     15.55     11.10     13.28      16.89      20.74
 Independence No. of Units        --        --        --        --   890,596   991,351 1,140,980 1,507,654  2,527,973  2,919,820
  JHLICO Independence 2000
              No. of Units        --        --        --        --    39,899    26,773    27,253    31,326     61,599     33,821
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   120,451   130,170   148,251   188,613    434,647    369,879

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     12.79      9.15     10.95     13.94      17.14      13.29
      Value at End of Year        --        --        --        --     15.15     12.79      9.15     10.95      13.94      17.14
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   191,611   219,359   252,213   304,427    546,791    586,597
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   429,859   511,652   588,940   706,782      4,338  1,704,027

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     30.41     26.62     21.24     18.43        --        --        --        --         --         --
      Value at End of Year     16.68     30.41     26.62     21.24        --        --        --        --         --         --
Independence No. of  Units   560,400   710,892   763,533   821,568        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units    23,095    27,615    32,401    37,548        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units    80,024   111,144   120,807   119,244        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     24.92     21.84     17.44     15.15        --        --        --        --         --         --
      Value at End of Year     13.65     24.92     21.84     17.44        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units   114,092   137,243   152,339   181,844        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units   216,423   277,651   327,849   384,124        --        --        --        --         --         --

INTERNATIONAL OPPORTUNITIES TRUST - NAV SHARES (units first credited 5-01-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     12.50        --        --        --        --         --         --
      Value at End of Year        --        --        --     10.61        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units        --        --        --       389        --        --        --        --         --         --

Indep, Ind 2000 and Ind Pref


                             YEAR      YEAR      YEAR       YEAR      YEAR     YEAR       YEAR     YEAR       YEAR       YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02   12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- ---------- ----------
LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     28.33     22.87     32.14     39.52      48.81      39.90
      Value at End of Year        --        --        --        --     29.15     28.33     22.87     32.14      39.52      48.81
 Independence No. of Units        --        --        --        -- 2,037,913 2,360,489 2,758,420 3,576,328  6,100,361  7,030,041
  JHLICO Independence 2000
              No. of Units        --        --        --        --    94,954   107,188   116,774   148,647    248,819    144,371
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   597,703   676,745   772,511   988,348  2,235,721  1,751,789
                                  --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     18.64     15.07     21.19     26.09      32.25      26.39
      Value at End of Year        --        --        --        --     19.16     18.64     15.07     21.19      26.09      32.25
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   719,032   850,816   955,843 1,195,142  2,203,127  2,259,553
JHVLICO Independence Pref.
              No. of Units        --        --        --        -- 1,628,190 1,990,917 2,301,243 2,848,995  5,830,378  5,833,331

Large Cap Growth Fund B (formerly Large Cap Aggressive Growth Fund) (merged into Large Cap Growth Fund eff 11-1-04) - NAV Shares
(units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.45      6.58      7.82      10.00         --
      Value at End of Year        --        --        --        --        --      5.78      4.45      6.58       7.82         --
 Independence No. of Units        --        --        --        --        --    15,240    18,296    29,272     32,531         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --        --    12,182     8,626     7,805      3,649         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --        --    24,738    25,254    28,678     87,435         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.44      6.57      7.82      10.00         --
      Value at End of Year        --        --        --        --        --      5.76      4.44      6.57       7.82         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --        --     2,232     3,305     4,226      5,560         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --        --    30,537    18,977    11,861     24,225         --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     11.29        --        --        --        --         --         --
      Value at End of Year        --        --        --     11.32        --        --        --        --         --         --
 Independence No. of Units        --        --        --   438,949        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units        --        --        --   112,275        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units        --        --        --   635,218        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     11.19        --        --        --        --         --         --
      Value at End of Year        --        --        --     11.21        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units        --        --        --   221,305        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units        --        --        --   654,872        --        --        --        --         --         --

LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     18.49     14.94     17.46     17.49      15.70      15.41
      Value at End of Year        --        --        --        --     20.96     18.49     14.94     17.46      17.49      15.70
 Independence No. of Units        --        --        --        --   247,161   249,429   285,116   355,602    586,119    566,333
  JHLICO Independence 2000
              No. of Units        --        --        --        --   101,874   109,610   106,977   124,058    189,483    117,471
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   575,325   637,608   742,041   868,336  1,646,147  1,452,518

Indep, Ind 2000 and Ind Pref


                             YEAR      YEAR      YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
                           --------- --------- --------- --------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      18.34      14.84      17.36      17.41      15.64      15.37
      Value at End of Year        --        --        --        --      20.78      18.34      14.84      17.36      17.41      15.64
 JHLICO Independence Pref.
              No. of Units        --        --        --        --    287,704    366,383    391,540    483,999    771,609    831,061
JHVLICO Independence Pref.
              No. of Units        --        --        --        --    846,277  1,014,289  1,151,971  1,389,987  2,514,425  2,783,154

LARGE MID CAP VALUE TRUST - NAV SHARES (units first credited 5-01-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     12.50         --         --         --         --         --         --
      Value at End of Year        --        --        --     15.76         --         --         --         --         --         --
 JHVLICO Independence 2000
              No. of Units        --        --        --       845         --         --         --         --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     12.50         --         --         --         --         --         --
      Value at End of Year        --        --        --     15.67         --         --         --         --         --         --
 JHLICO Independence Pref.
              No. of Units        --        --        --       259         --         --         --         --         --         --

LIFESTYLE BALANCED TRUST - NAV SHARES (units first credited 11-07-2008)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     23.77        --        --        --         --         --         --         --         --         --
      Value at End of Year     23.51        --        --        --         --         --         --         --         --         --
 Independence No. of Units 5,830,379        --        --        --         --         --         --         --         --         --
  JHLICO Independence 2000
              No. of Units    90,038        --        --        --         --         --         --         --         --         --
 JHVLICO Independence 2000
              No. of Units   656,584        --        --        --         --                    --         --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     16.97        --        --        --         --         --         --         --         --         --
      Value at End of Year     16.78        --        --        --         --         --         --         --         --         --
 JHLICO Independence Pref.
              No. of Units   901,396        --        --        --         --         --         --         --         --         --
JHVLICO Independence Pref.
              No. of Units 2,018,650        --        --        --         --         --         --         --         --         --

MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      26.52      22.60      26.41      27.57      27.95      25.98
      Value at End of Year        --        --        --        --      28.29      26.52      22.60      26.41      27.57      27.95
 Independence No. of Units        --        --        --        -- 11,276,519 13,097,870 15,518,071 19,809,529 36,622,091 45,116,830
  JHLICO Independence 2000
              No. of Units        --        --        --        --    239,192    264,822    288,027    347,523    673,689    566,187
 JHVLICO Independence 2000
              No. of Units        --        --        --        --  1,823,078  2,093,425  2,404,187  2,986,210  7,003,991  6,518,050

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      19.02      16.23      18.98      19.38      20.13      18.73
      Value at End of Year        --        --        --        --      20.27      19.02      16.23      18.98      19.38      20.13
 JHLICO Independence Pref.
              No. of Units        --        --        --        --  2,219,209  2,526,193  3,068,123  3,831,926  7,322,485  8,401,827
JHVLICO Independence Pref.
              No. of Units        --        --        --        --  5,075,554  6,031,356  7,183,284  9,116,538 19,963,905 22,727,267

MANAGED TRUST (MERGED INTO LIFESTYLE BALANCED TRUST EFF 11-7-08) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --     30.37     28.65     27.69         --         --         --         --         --         --
      Value at End of Year        --     30.53     30.37     28.65         --         --         --         --         --         --
 Independence No. of Units        -- 7,111,650 8,266,576 9,802,382         --         --         --         --         --         --
  JHLICO Independence 2000
              No. of Units        --   115,824   154,172   207,369         --         --         --         --         --         --
 JHVLICO Independence 2000
              No. of Units        --   865,461 1,119,191 1,507,743         --         --         --         --         --         --

Indep, Ind 2000 and Ind Pref

                               YEAR     YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --     21.72     20.51     19.83        --        --        --        --        --        --
       Value at End of Year        --     21.81     21.72     20.51        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units        -- 1,164,431 1,397,782 1,837,557        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units        -- 2,603,525 3,273,666 4,112,133        --        --        --        --        --        --

MID CAP GROWTH FUND (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     23.16     15.99     20.57     20.28     18.83     18.16
       Value at End of Year        --        --        --        --     25.51     23.16     15.99     20.57     20.28     18.83
  Independence No. of Units        --        --        --        --   342,864   403,648   440,859   559,044   954,982 1,174,407
   JHLICO Independence 2000
               No. of Units        --        --        --        --    12,422    12,055    11,252    11,348    36,475     7,146
  JHVLICO Independence 2000
               No. of Units        --        --        --        --    90,330   118,316    75,828    94,205   184,427   136,721

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     22.98     15.89     20.45     20.18     18.75     18.11
       Value at End of Year        --        --        --        --     25.28     22.98     15.89     20.45     20.18     18.75
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   418,041   497,988   575,858   696,377 1,185,286 1,308,539
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   915,254 1,068,470 1,211,896 1,419,284 2,525,196 2,890,485

MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     40.49     33.22     29.64     25.51        --        --        --        --        --        --
       Value at End of Year     22.46     40.49     33.22     29.64        --        --        --        --        --        --
  Independence No. of Units   186,188   250,854   268,903   301,613        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units     6,788     7,628     8,462    11,525        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    37,362    52,291    62,360    75,084        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     40.02     32.87     29.35     25.28        --        --        --        --        --        --
       Value at End of Year     22.17     40.02     32.87     29.35        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   218,037   259,642   299,715   355,047        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   464,492   562,655   683,924   790,124        --        --        --        --        --        --

MID CAP VALUE B FUND (FORMERLY SMALL/MIDCAP CORE FUND) (MERGED INTO MID VALUE
TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     15.57     10.87     13.00     13.12     12.71     10.70
       Value at End of Year        --        --        --        --     18.23     15.57     10.87     13.00     13.12     12.71
  Independence No. of Units        --        --        --        --    44,138    25,177    29,045    28,035   102,130    10,709
   JHLICO Independence 2000
               No. of Units        --        --        --        --    17,920    17,320    14,615    16,757    30,183    10,349
  JHVLICO Independence 2000
               No. of Units        --        --        --        --    86,925    88,445    83,686    74,700   162,803    50,818

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     15.49     10.83     12.96     13.09     12.70     10.69
       Value at End of Year        --        --        --        --     18.12     15.49     10.83     12.96     13.09     12.70
  JHLICO Independence Pref.
               No. of Units        --        --        --        --    18,719    25,310    15,841     5,949    29,315     5,792
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --    80,218    73,479    63,473    33,857    69,402     8,037

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     22.70     22.90     19.30     18.23        --        --        --        --        --        --
       Value at End of Year     14.62     22.70     22.90     19.30        --        --        --        --        --        --
  Independence No. of Units    29,011    43,743    50,271    49,851        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units     6,728    10,515    11,013    16,899        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    40,432    55,393    72,070    86,288        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     22.50     22.72     19.16     18.12        --        --        --        --        --        --
       Value at End of Year     14.48     22.50     22.72     19.16        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    13,895    20,324    21,579    21,079        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units    35,697    48,259    61,816    67,082        --        --        --        --        --        --

MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     14.88     14.95     14.94     14.58     13.91     13.42
       Value at End of Year        --        --        --        --     14.84     14.88     14.95     14.94     14.58     13.91
  Independence No. of Units        --        --        --        -- 1,014,707 1,400,335 2,009,235 2,244,482 3,153,144 5,546,414
   JHLICO Independence 2000
               No. of Units        --        --        --        --   113,508   156,724   200,149   318,320   451,350   466,032
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   630,501   863,744 1,334,727 1,508,138 3,292,119 5,228,107

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     12.85     12.93     12.93     12.63     12.06     11.65
       Value at End of Year        --        --        --        --     12.80     12.85     12.93     12.93     12.63     12.06
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   356,189   545,660   812,910   788,531 1,258,472 1,457,015
 JHVLICO Independence Pref.
               No. of Units        --        --        --        -- 1,133,136 1,664,927 2,546,968 2,479,523 3,823,247 5,770,707

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     16.08     15.55     15.06     14.84        --        --        --        --        --        --
       Value at End of Year     16.19     16.08     15.55     15.06        --        --        --        --        --        --
  Independence No. of Units   849,037   677,822   748,782   770,370        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    38,969    48,035    72,712    72,158        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   294,295   323,625   383,890   461,811        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     13.83     13.39     12.98     12.80        --        --        --        --        --        --
       Value at End of Year     13.91     13.83     13.39     12.98        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   284,961   238,794   260,318   297,610        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   594,401   589,702   645,439   796,818        --        --        --        --        --        --

OPTIMIZED ALL CAP TRUST - NAV SHARES (units first credited 4-25-2008)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     34.90        --        --        --        --        --        --        --        --        --
       Value at End of Year     20.84        --        --        --        --        --        --        --        --        --
  Independence No. of Units 2,448,332        --        --        --        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    89,195        --        --        --        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   440,397        --        --        --        --        --        --        --        --        --

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     23.67        --        --        --        --        --        --        --        --        --
       Value at End of Year     14.12        --        --        --        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   768,838        --        --        --        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units 1,817,357        --        --        --        --        --        --        --        --        --

OVERSEAS EQUITY B FUND (FORMERLY INTERNATIONAL OPPORTUNITIES FUND)(MERGED INTO
OVERSEAS EQUITY TRUST EFF 04-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.87      8.33     10.32     13.24     16.05     12.15
       Value at End of Year        --        --        --        --     11.90     10.87      8.33     10.32     13.24     16.05
  Independence No. of Units        --        --        --        --   351,741   124,638   151,339   191,942   485,112   319,153
   JHLICO Independence 2000
               No. of Units        --        --        --        --    66,621    21,118    20,970    35,103    69,060    14,689
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   380,127   181,416   196,617   238,488   516,264   200,762

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.78      8.27     10.27     13.18     16.00     12.12
       Value at End of Year        --        --        --        --     11.79     10.78      8.27     10.27     13.18     16.00
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   197,392   118,334   135,646   156,644   323,830   262,343
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   558,721   318,661   359,393   471,533 1,015,402   891,023

OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY)(MERGED INTO OVERSEAS
EQUITY B FUND EFF 11-1-04) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      8.57      9.31      9.80     16.57      9.27
       Value at End of Year        --        --        --        --        --     13.25      8.57      9.31      9.80     16.57
  Independence No. of Units        --        --        --        --        --   151,584   146,543   164,446   346,863   184,714
   JHLICO Independence 2000
               No. of Units        --        --        --        --        --    24,202    29,192    30,067    46,749    45,819
  JHVLICO Independence 2000
               No. of Units        --        --        --        --        --   146,231   149,874   160,792   357,342   176,041

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      8.53      9.28      9.78     16.55      9.27
       Value at End of Year        --        --        --        --        --     13.19      8.53      9.28      9.78     16.55
  JHLICO Independence Pref.
               No. of Units        --        --        --        --        --    60,830    61,498    63,149   112,128   153,955
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --        --   117,346   115,849   119,240   348,611   135,743

OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-2004) - NAV
SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.86     10.67     11.57     12.91     12.45
       Value at End of Year        --        --        --        --        --     13.60      9.86     10.67     11.57     12.91
  Independence No. of Units        --        --        --        --        --    38,138    29,151    33,294    67,637    96,279
   JHLICO Independence 2000
               No. of Units        --        --        --        --        --    11,951    13,439    11,065    26,549    14,652
  JHVLICO Independence 2000
               No. of Units        --        --        --        --        --    50,135    46,507    59,354   173,320   152,750

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.80     10.61     11.52     12.86     12.42
       Value at End of Year        --        --        --        --        --     13.49      9.80     10.61     11.52     12.86
  JHLICO Independence Pref.
               No. of Units        --        --        --        --        --    40,657    43,477    41,598    96,918   108,097
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --        --   141,164   146,903   171,010   436,479   504,567

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     18.20     16.40     13.89     11.90        --        --        --        --        --        --
       Value at End of Year     10.40     18.20     16.40     13.89        --        --        --        --        --        --
  Independence No. of Units   187,079   241,623   263,944   273,867        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    42,275    46,395    52,891    55,403        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   166,060   221,725   262,741   319,573        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     17.99     16.23     13.76     11.79        --        --        --        --        --        --
       Value at End of Year     10.27     17.99     16.23     13.76        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    90,706   117,487   128,193   159,078        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   259,676   310,553   375,216   458,016        --        --        --        --        --        --

REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) -
NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     36.76     27.23     27.25     26.13     20.03     20.66
       Value at End of Year        --        --        --        --     49.48     36.76     27.23     27.25     26.13     20.03
  Independence No. of Units        --        --        --        --   796,534   912,023 1,029,603 1,215,024 1,862,678 2,279,947
   JHLICO Independence 2000
               No. of Units        --        --        --        --    14,053    13,341    12,371     8,956    15,677     5,663
  JHVLICO Independence 2000
               No. of Units        --        --        --        --    95,099    82,018    81,715    67,513   158,956    67,262

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     24.93     18.49     18.52     17.78     13.64     14.08
       Value at End of Year        --        --        --        --     33.53     24.93     18.49     18.52     17.78     13.64
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   119,084   136,839   153,097   163,329   316,438   315,298
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   401,143   453,810   502,926   557,490   937,972 1,039,395

REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     62.16     74.65     54.79     49.48        --        --        --        --        --        --
       Value at End of Year     37.14     62.16     74.65     54.79        --        --        --        --        --        --
  Independence No. of Units   400,483   492,176   607,764   693,778        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units     6,637     9,363    11,994    14,262        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    28,607    41,386    65,056    77,582        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     41.99     50.48     37.09     33.53        --        --        --        --        --        --
       Value at End of Year     25.07     41.99     50.48     37.09        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    52,954    69,142    89,284   106,754        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   171,030   224,654   278,606   339,595        --        --        --        --        --        --

SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV
SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     14.84     14.64     14.05     13.18     12.38     12.19
       Value at End of Year        --        --        --        --     14.84     14.84     14.64     14.05     13.18     12.38
  Independence No. of Units        --        --        --        --   234,407   253,982   315,638   258,701   389,910   730,824
   JHLICO Independence 2000
               No. of Units        --        --        --        --    46,435    51,380    55,027    48,554   107,398   102,301
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   259,370   293,615   356,920   372,322   966,106   891,804

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     14.72     14.54     13.97     13.12     12.33     12.16
       Value at End of Year        --        --        --        --     14.71     14.72     14.54     13.97     13.12     12.33
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   231,335   295,466   378,379   330,109   523,765   639,137
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   495,180   608,847   704,321   701,120 1,431,005 1,597,049

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     15.69     15.41     14.95     14.84        --        --        --        --        --        --
       Value at End of Year     12.55     15.69     15.41     14.95        --        --        --        --        --        --
  Independence No. of Units    81,253   105,861   127,328   200,442        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    26,223    29,364    37,329    38,420        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    91,438   118,501   163,883   229,836        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     15.51     15.25     14.80     14.71        --        --        --        --        --        --
       Value at End of Year     12.39     15.51     15.25     14.80        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    72,010   104,718   119,485   178,020        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   184,721   237,428   292,637   372,949        --        --        --        --        --        --

SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.59      7.22     10.19     10.74     11.96     12.56
       Value at End of Year        --        --        --        --     11.43     10.59      7.22     10.19     10.74     11.96
  Independence No. of Units        --        --        --        --   546,077   154,606   157,918   199,931   378,428   474,891
   JHLICO Independence 2000
               No. of Units        --        --        --        --   114,791    29,328    30,661    35,240    57,733    25,866
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   743,476   257,058   283,371   345,089   615,112   473,719

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.51      7.17     10.14     10.69     10.00     12.53
       Value at End of Year        --        --        --        --     11.33     10.51      7.17     10.14     10.69     11.92
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   373,202   149,292   146,127   181,647   285,476        --
 JHVLICO Independence Pref.
               No. of Units        --        --        --        -- 1,103,156   432,491   478,357   588,512 1,148,247 1,299,643

SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04)- NAV SHARES
(units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.72     14.06     16.32     21.07     12.54
       Value at End of Year        --        --        --        --        --     12.25      9.72     14.06     16.32     21.07
  Independence No. of Units        --        --        --        --        --   445,109   499,839   694,748 1,599,750   976,604
   JHLICO Independence 2000
               No. of Units        --        --        --        --        --    78,552    83,937   111,733   237,645   103,234
  JHVLICO Independence 2000
               No. of Units        --        --        --        --        --   545,930   639,644   806,296 1,768,160   948,799

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.65     13.99     16.25     20.99     12.51
       Value at End of Year        --        --        --        --        --     12.16      9.65     13.99     16.25     20.99
  JHLICO Independence Pref.
               No. of Units        --        --        --        --        --   279,531   286,656   385,307   880,918   624,592
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --        --   793,470   886,229 1,089,883 2,498,801 2,069,208

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     16.64     14.80     13.23     12.11        --        --        --        --        --        --
       Value at End of Year      9.92     16.64     14.80     13.23        --        --        --        --        --        --
  Independence No. of Units   260,966   322,790   371,281   425,081        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    60,160    70,312    89,172   100,131        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   320,586   404,284   504,084   615,936        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     16.44     14.64     13.10     12.01        --        --        --        --        --        --
       Value at End of Year      9.79     16.44     14.64     13.10        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   176,798   228,216   259,909   307,214        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   463,095   597,209   706,620   880,321        --        --        --        --        --        --

SMALL CAP VALUE FUND (MERGED INTO SMALL CAP VALUE TRUST EFF 4-29-05) - NAV
SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     16.79     12.34     13.38     11.39     10.00        --
       Value at End of Year        --        --        --        --     20.76     16.79     12.34     13.38     11.39        --
  Independence No. of Units        --        --        --        --   285,849   285,048   295,696   304,183   197,490        --
   JHLICO Independence 2000
               No. of Units        --        --        --        --    32,186    30,306    29,023    22,829    22,649        --
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   186,215   215,996   194,085   202,913   230,638        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     16.73     12.31     13.35     11.38     10.00        --
       Value at End of Year        --        --        --        --     20.66     16.73     12.31     13.35     11.38        --
  JHLICO Independence Pref.
               No. of Units        --        --        --        --    75,711    82,267    77,505    91,457   149,960        --
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   201,530   205,454   214,097   240,232   232,239        --

SMALL CAP VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     25.20     26.32     22.37     20.76        --        --        --        --        --        --
       Value at End of Year     18.37     25.20     26.32     22.37        --        --        --        --        --        --
  Independence No. of Units   119,769   146,976   209,924   241,367        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    22,869    27,734    34,983    35,143        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    68,357    94,037   125,355   193,807        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     25.00     26.14     22.24     20.66        --        --        --        --        --        --
       Value at End of Year     18.21     25.00     26.14     22.24        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    38,814    56,671    65,347    66,722        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units    71,119   106,018   143,002   161,064        --        --        --        --        --        --

TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     14.01     13.26     12.92     12.50        --        --        --        --        --        --
       Value at End of Year     14.61     14.01     13.26     12.92        --        --        --        --        --        --
  Independence No. of Units    84,777    82,976   103,983   128,571        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    11,063    19,120    25,798    29,993        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    72,574    71,000    86,426   136,632        --        --        --        --        --        --

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     13.88     13.15     12.83     12.50        --        --        --        --        --        --
       Value at End of Year     14.47     13.88     13.15     12.83        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    34,078    30,498    24,329    38,084        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units    88,224    91,001   116,839   147,357        --        --        --        --        --        --

                                             Statement of Additional Information
                                                               dated May 1, 2009

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
                     John Hancock Variable Annuity Account I

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") as follows:

                  RELATED JHVLICO VARIABLE ANNUITY PROSPECTUSES
           (to be read with this Statement of Additional Information)
                       Independence 2000 Variable Annuity
                     Independence Preferred Variable Annuity
                          Marketplace Variable Annuity

Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to JHVLICO in this Statement of Additional Information. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Annuities Service Center    Mailing Address
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(800) 824-0335              www.jhannuities.com

JHVLICO Var ACCT I SAI 05/09

                                Table of Contents

GENERAL INFORMATION AND HISTORY ..........................................    1
ACCUMULATION UNIT VALUE TABLES ...........................................    1
SERVICES .................................................................    1
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .........................    1
   PRINCIPAL UNDERWRITER .................................................    1
   SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS ...................    1
CALCULATION OF PERFORMANCE DATA ..........................................    5
   MONEY MARKET VARIABLE INVESTMENT OPTION ...............................    5
   OTHER VARIABLE INVESTMENT OPTIONS .....................................    5
      "Standardized" Total Return ........................................    5
      Yield ..............................................................    6
      "Non-Standardized" Performance .....................................    6
OTHER PERFORMANCE INFORMATION ............................................    6
TABLE OF STATE VARIATIONS ................................................    7
QUALIFIED PLAN TYPES .....................................................    8
   TRADITIONAL IRAS ......................................................    8
   ROTH IRAS .............................................................    8
   SIMPLE IRA PLANS ......................................................    9
   SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS) ...............................    9
   SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED
      ANNUITIES ..........................................................    9
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT
      PROGRAM ............................................................   11
   CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH")
      PENSION AND PROFIT-SHARING PLANS ...................................   11
   DEFERRED COMPENSATION PLANS OF STATE AND LOCAL
      GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS ...........................   12
CALCULATION OF ANNUITY PAYMENTS ..........................................   12
      Calculation of Annuity Units .......................................   12
      Annuity Unit Values ................................................   13
      MORTALITY TABLES ...................................................   13
      Net Investment Rate ................................................   14
      Adjustment of Units and Values .....................................   14
      Hypothetical Example Illustrating the Calculation of Accumulation
         Unit Values and Annuity Unit Values .............................   14
PURCHASE AND REDEMPTIONS OF PORTFOLIO SHARES .............................   14
THE SEPARATE ACCOUNT .....................................................   14
DELAY OF CERTAIN PAYMENTS ................................................   15
LIABILITY FOR TELEPHONE TRANSFERS ........................................   15
VOTING PRIVILEGES ........................................................   15
LEGAL AND REGULATORY MATTERS .............................................   16
FINANCIAL STATEMENTS .....................................................   17

                         General Information and History

John Hancock Variable Annuity Account I (the "Separate Account") is a separate investment account of John Hancock Variable Life Insurance Company ("we," "us," "the Company," or "JHVLICO") and was established on June 14, 1994. JHVLICO (chartered in Massachusetts in 1979) is a Massachusetts stock life insurance company. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. We also have an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2008 and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

PRINCIPAL UNDERWRITER

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of Manulife Financial Corporation, now serves as principal underwriter of the Contract interests described in the respective prospectuses. These Contract interests are offered on a continuous basis. Prior to May 1, 2006, Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, which is an affiliate of ours, served as the principal underwriter of the Contracts. The aggregate dollar amount of underwriting commissions paid to Signator in 2006 was $1,100,644. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2008, 2007, and 2006 were $597,650,909, $657,183,413, and $516,555,523, respectively.

SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract was sold is compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We or our affiliates may, directly or through JHD, make additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.


Revenue sharing payments assist in our efforts to promote the sale of our contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determine which firms to support and the extent of the payments we are willing to make, and generally choose to compensate firms that are willing to cooperate with our promotional efforts and have a strong capability to distribute our contracts. We do not make an independent assessment of the cost of providing such services. Instead, we agree with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may include different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we or our affiliates may provide to firms, directly or through JHD, are not mutually exclusive and may vary from contract to contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2008) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:

NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
            A. G. Edwards & Sons, Inc. (acquired by Wachovia in 2008)
                       AIG - AIG Financial Advisors, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - American General Securities
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                     American Portfolios Financial Services
                        AmTrust Investment Services, Inc.
                             Arvest Investment, Inc.
                    Banc of America Investment Services, Inc
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                          Cambridge Investment Research
                               Centaurus Financial
                         Citigroup Global Markets, Inc.
                           CCO Investment Services Co.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                            Essex National Securities
                             First Allied Securities
                          Fifth Third Securities, Inc.
                               Founders Financial
                         Geneos Wealth Management, Inc.

                                   DISTRIBUTOR

                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments Inc.
                        Independent Financial Group, LLC
                    ING - Financial Network Investment Corp.
                             ING Financial Partners
                  ING - Multi-Financial Securities Corporation
                    ING - PrimeVest Financial Services, Inc.
                                 InterSecurities
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, LLC
                              James T Borello & Co.
                          Janney Montgomery Scott, LLC
                         John Hancock Financial Network
                          Key Investments Services, LLC
                        Lasalle Financial Services, Inc.
                           Lasalle St. Securities, LLC
                     Lincoln Financial Advisors Corporation
                       Lincoln Financial Securities Corp.
                     LPL - Associated Securities Corporation
                               LPL Financial Corp.
                           LPL - Mutual Services Corp.
                              LPL - Uvest Financial
                     LPL - Waterstone Financial Group, Inc.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                          MML Investors Services, Inc.
                       Money Concepts Capital Corporation
                            Morgan Keegan & Co., Inc.
                           Morgan Stanley & Co., Inc.
                                 Next Financial.
                                 NFP Securities
                    NPH - Investment Center of America, Inc.
                       NPH - Invest Financial Corporation
                          NPH - National Planning Corp.
                           NPH - SII Investments, Inc.
                    PAC - United Planners Financial Services
                          Pacific West Securities, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                              PNC Investments, LLC
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                               Prospera Financial
                           Questar Capital Corporation
                            Raymond James Associates
                        Raymond James Financial Services
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                               Sammons Securities
                            Securities America, Inc.
                           Sigma Financial Corporation
                         Stifel, Nicolaus & Company, Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.

                                   DISTRIBUTOR

                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, LLC
                      Wachovia Securities Financial Network
                         Wachovia Securities LLC, (ISG)
                         Wachovia Securities LLC, (PCG)
                         Walnut Street Securities, Inc.
                          Wells Fargo Investments, LLC
                        Woodbury Financial Services, Inc.

Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments

We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments

We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments

We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                        Calculation of Performance Data

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTION

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The applicable risk based charges, mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment option, according to the following "Standard" formula prescribed by the SEC:

                              P x (1 + T)(n) = ERV

Where P   = a hypothetical initial premium payment of $1,000

      T   = average annual total return

      n   = number of years

      ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                      Yield = 2[(((a - b)/cd) + 1)(6) - 1]

Where:

     a = net investment income earned during the period by the Portfolio whose shares are owned by the variable investment option

     b = expenses accrued for the period (net of any reimbursements)

     c = the average daily number of accumulation units outstanding during the period

     d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge, withdrawal charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                          Other Performance Information

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                            Table of State Variations

The Federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:

          STATE                TYPE OF JURISDICTION                      RELATED RULE
------------------------  -----------------------------------  -------------------------------------
       California                Domestic Partnership
       Connecticut                   Civil Union,
                                 Same-Sex Marriage
  District of Columbia           Domestic Partnership
         Hawaii           Reciprocal Beneficiary Relationship
          Iowa                    Same-Sex Marriage
          Maine                  Domestic Partnerships
        Maryland                 Domestic Partnership
      Massachusetts                Same-Sex Marriage
      New Hampshire                  Civil Union
       New Jersey                    Civil Union,              Also recognizes spouses of same-sex
                                 Domestic Partnership          marriages who were married in another
                                                               jurisdiction
        New York                          --                   Recognizes spouses of civil unions
                                                               and same-sex marriages who were
                                                               married in another jurisdiction
         Oregon                  Domestic Partnership
      Rhode Island                        --                   Recognizes spouses of civil unions
                                                               and same-sex marriages who were
                                                               married in another jurisdiction
         Vermont                   Same-Sex Marriage
       Washington                Domestic Partnership

                              Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code Section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t) (2) (F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in
Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married tax payer filing a separate return.

These restrictions do not apply in tax years beginning after December 31, 2009.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP - IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.

Restrictions on Section 403(b) Qualified Plans

REQUIRED DOCUMENTATION. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a
Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.

COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in all Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code Section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                         Calculation of Annuity Payments

Calculation of Annuity Units

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                    payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

     (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

     (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              Additional Information about Determining Unit Values

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

     For any period, the net investment rate for a variable investment option equals

     (1) the percentage total investment return of the corresponding Portfolio for that period (assuming reinvestment of all dividends and other distributions from the Portfolio), less

     (2) for each calendar day in the period, a deduction of 0.001781% of the value of the variable investment option at the beginning of the period, and less

     (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $71.21 assuming a one day period. The $71.21 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00001781. By substituting in the first formula above, the net investment rate is equal to $3928.76 ($2000 + $3000 - $1000 - $71.21)
divided by $4,000,000 or 0.0009822.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be {$11.250000 x (1 + .0009822)} or $11.261050. The value of an annuity unit at the end of the period would be {$1.0850000 x (1. + .0009822) x ..99990575} or $1.085963. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                  Purchase and Redemptions of Portfolio Shares

JHVLICO purchases and redeems Portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. Each available Portfolio issues its own separate series of Portfolio shares. Each such series represents an interest in one of the Portfolios of the Series Portfolio, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Portfolio at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each Portfolio for each variable investment option based on, among other things, the amount of Purchase Payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Portfolio share for each Portfolio determined on that same date.

                              The Separate Account

In addition to the assets attributable to Contracts, the Separate Account may include amounts contributed by JHVLICO to commence operations of a Variable Investment Option or an underlying Portfolio. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact the transfer might have on any Variable Investment Option. The assets of one Variable Investment Option are not necessarily legally insulated from liabilities associated with another Variable Investment Option.

                            Delay of Certain Payments

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuities Service Center. However, redemption may be suspended and payment may be postponed under the following conditions:

     (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

     (2)  when trading on that Exchange is restricted;

     (3) when an emergency exists, as determined by the SEC, as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

     (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                        Liability for Telephone Transfers

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

     -    requiring personal identification,

     -    tape recording calls, and

     -    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                Voting Privileges

Here's the formula we use to determine the number of Portfolio shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                               Portfolio's shares

At a shareholders' meeting, you may give instructions regarding:

     (1)  the election of a Board of Trustees,

     (2)  the ratification of the selection of independent auditors,

     (3) the approval of a Series Portfolio's investment management agreements, and

     (4)  other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the Portfolio shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Portfolio shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Portfolio by the net asset value of one share of that Portfolio.

We will furnish you information and forms so that you may give voting instructions.

We may own Portfolio shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Portfolio's shares (including owners who participate in separate accounts other than the Separate Account). The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                              Financial Statements


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